Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	TEKMIRA PHARMACEUTICALS CORP
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	14,305,356
Amendment Flag	false
Entity Central Index Key	0001447028
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (CAD)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	46,785,518	9,184,134
Accounts receivable	1,069,437	880,693
Accrued revenue	2,361,836	185,356
Deferred expenses	429,221	788,111
Investment tax credits receivable	9,825	331,032
Prepaid expenses and other assets	327,609	424,387
Total current assets	50,983,446	11,793,713
Property and equipment (note 4)	13,121,268	18,684,491
Less accumulated depreciation and impairment (note 4)	(11,776,396)	(16,486,912)
Property and equipment net of accumulated depreciation and impairment (note 4)	1,344,872	2,197,579
Total assets	52,328,318	13,991,292
Current liabilities:
Accounts payable and accrued liabilities (note 11)	3,776,287	3,972,551
Deferred revenue (note 3)	3,127,629	2,807,898
Warrants (note 6)	3,994,449	205,044
Total current liabilities	10,898,365	6,985,493
Deferred revenue, net of current portion (note 3)	718,779	1,690,529
Total liabilities	11,617,144	8,676,022
Stockholders’ equity:
Authorized - unlimited number with no par value Issued and outstanding: 14,305,356 (December 31, 2011 - 12,148,635)	238,245,333	233,501,253
Additional paid-in capital	31,520,480	30,661,704
Deficit	(229,054,639)	(258,847,687)
Total stockholders' equity	40,711,174	5,315,270
Total liabilities and stockholders' equity	52,328,318	13,991,292

Consolidated Balance Sheets (Parentheticals) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Common shares, shares issued	14,305,356	12,148,635
Common shares, shares outstanding	14,305,356	12,148,635
Common shares, no par value (in Dollars per share)
Common shares, authorized

Consolidated Statements of Operations and Comprehensive Income (Loss)(CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue (note 3)
Collaborations and contracts	12,097,378	16,122,843	14,923,860
Licensing fees and milestone payments	2,010,100	524,100	514,129
License amendment payment (note 3(f))			5,916,750
Total revenue	14,107,478	16,646,943	21,354,739
Expenses
Research, development, collaborations and contracts	18,031,718	19,898,969	22,133,983
General and administrative	8,135,528	6,312,487	4,780,745
Depreciation of property and equipment	865,041	975,512	1,038,573
Loss on purchase and settlement of exchangeable and development notes (note 3(f))			5,916,750
Total expenses	27,032,287	27,186,968	33,870,051
Loss from operations	(12,924,809)	(10,540,025)	(12,515,312)
Other income (losses)
Interest income	138,231	124,852	106,957
Licensing settlement payment (note 3(b))	65,039,000
Licensing Settlement legal fees (note 3(b))	(18,618,043)
Foreign exchange gains (losses)	24,839	(14,522)	(7,125)
Warrant issuance costs (note 6(a))	(47,000)	(80,000)
(Increase) decrease in fair value of warrant liability	(3,819,170)	572,769
Net income (loss) and comprehensive income (loss)	29,793,048	(9,936,926)	(12,415,480)
Income (loss) per common share (note 1)
Basic (in Dollars per share)	2.17	(0.88)	(1.2)
Diluted (in Dollars per share)	2.08	(0.88)	(1.2)
Weighted average number of common shares (note 1)
Basic (in Shares)	13,727,925	11,318,766	10,332,941
Diluted (in Shares)	14,320,814	11,318,766	10,332,941

Condensed Consolidated Statement of Stockholders' Equity (CAD)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, December 31, 20 at Dec. 31, 2009	229,426,757	29,531,049	(236,495,281)	22,462,525
Balance, December 31, 20 (shares) (in Shares) at Dec. 31, 2009	10,328,587
Stock-based compensation		650,620		650,620
Issuance of common shares pursuant to exercise of options	64,772	(29,859)		34,913
Issuance of common shares pursuant to exercise of options (shares) (in Shares)	10,115
Net Income (loss)			(12,415,480)	(12,415,480)
Balance, December 31, 20 at Dec. 31, 2010	229,491,529	30,151,810	(248,910,761)	10,732,578
Balance, December 31, 20 (shares) (in Shares) at Dec. 31, 2010	10,338,702
Stock-based compensation		626,119		626,119
Issuance of common shares pursuant to exercise of options	126,886	(116,225)		10,661
Issuance of common shares pursuant to exercise of options (shares) (in Shares)	20,033
Issuance of common shares in conjunction with the public offering, net of issuance costs and net of initial fair value of warrants	3,882,838			3,882,838
Issuance of common shares in conjunction with the public offering, net of issuance costs and net of initial fair value of warrants (shares) (in Shares)	1,789,900
Net Income (loss)			(9,936,926)	(9,936,926)
Balance, December 31, 20 at Dec. 31, 2011	233,501,253	30,661,704	(258,847,687)	5,315,270
Balance, December 31, 20 (shares) (in Shares) at Dec. 31, 2011	12,148,635
Stock-based compensation		981,656		981,656
Issuance of common shares pursuant to exercise of options	193,925	(122,880)		71,045
Issuance of common shares pursuant to exercise of options (shares) (in Shares)	38,635
Issuance of common shares in conjunction with the public offering, net of issuance costs and net of initial fair value of warrants	3,038,158			3,038,158
Issuance of common shares in conjunction with the public offering, net of issuance costs and net of initial fair value of warrants (shares) (in Shares)	1,848,601
Issuance of common shares pursuant to exercise of warrants	1,511,997			1,511,997
Issuance of common shares pursuant to exercise of warrants (in Shares)	269,485			54,545
Net Income (loss)			29,793,048	29,793,048
Balance, December 31, 20 at Dec. 31, 2012	238,245,333	31,520,480	(229,054,639)	40,711,174
Balance, December 31, 20 (shares) (in Shares) at Dec. 31, 2012	14,305,356

Condensed Consolidated Statement of Stockholders' Equity (Parentheticals) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Issuance of common shares, issuance costs	178,407	475,568
Issuance of common shares, initial fair value of warrants	8,503,358	742,809

Condensed Consolidated Statements of Cash Flow (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Income (loss) for the year	29,793,048	(9,936,926)	(12,415,480)
Items not involving cash:
Depreciation of property and equipment	865,041	975,512	1,038,573
Stock-based compensation expense	981,656	626,119	650,620
Foreign exchange (gains) losses arising on foreign currency cash balances	29,273	(20,095)	7,187
Warrant issuance costs	47,000	80,000
Change in fair value of warrant liability	3,819,170	(572,769)
Fair value of warrants issued in conjunction with debt facility		35,004
Net change in non-cash operating items:
Accounts receivable	(188,744)	2,438,036	(2,265,834)
Accrued revenue	(2,176,480)	632,108	(817,464)
Deferred expenses	358,890	(230,855)	(557,256)
Investment tax credits receivable	321,207	72,548	(123,448)
Inventory		150,731	(150,731)
Prepaid expenses and other assets	96,778	(109,330)	(88,076)
Accounts payable and accrued liabilities	(196,264)	(2,179,372)	498,096
Deferred revenue	(652,019)	360,685	2,975,305
Net cash provided by (used in) operating activities	33,098,556	(7,678,604)	(11,248,508)
INVESTING ACTIVITIES
Proceeds from sale of property and equipment	2,490
Acquisition of property and equipment	(14,824)	(59,675)	(830,948)
Net cash provided by (used in) investing activities	(12,334)	(59,675)	(830,948)
FINANCING ACTIVITIES
Proceeds from issuance of common shares and warrants, net of issuance costs	3,841,516	4,545,647
Issuance of common shares pursuant to exercise of options	71,045	10,661	34,913
Issuance of common shares pursuant to exercise of warrants	631,874
Net cash provided by financing activities	4,544,435	4,556,308	34,913
Foreign exchange gains (losses) arising on foreign currency cash balances	(29,273)	20,095	(7,187)
Increase (decrease) in cash and cash equivalents	37,601,384	(3,161,876)	(12,051,730)
Cash and cash equivalents, beginning of period	9,184,134	12,346,010	24,397,740
Cash and cash equivalents, end of period	46,785,518	9,184,134	12,346,010
Supplemental cash flow information
Investment tax credits received	321,207	102,464	36,613
Fair value of warrants issued in conjunction with public offering	850,358	742,809
Fair value of warrants issued in conjunction with debt facility		35,004

Note 1 - Nature of business and future operations	12 Months Ended
Dec. 31, 2012
Nature of Operations [Text Block]
1.	Nature of business and future operations

Tekmira Pharmaceuticals Corporation (the “Company”) is a Canadian biopharmaceutical business focused on advancing novel RNA interference therapeutics and providing its leading lipid nanoparticle delivery technology to pharmaceutical partners.

The success of the Company is dependent on obtaining the necessary regulatory approvals to bring its products to market and achieve profitable operations. The continuation of the research and development activities and the commercialization of its products are dependent on the Company’s ability to successfully complete these activities and to obtain adequate financing through a combination of financing activities and operations. It is not possible to predict either the outcome of future research and development programs or the Company’s ability to fund these programs in the future.

Note 2 - Significant accounting policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
2.	Significant accounting policies

Basis of presentation

Tekmira Pharmaceuticals Corporation was incorporated on October 6, 2005 as an inactive wholly owned subsidiary of Inex Pharmaceuticals Corporation (“Inex”).  Pursuant to a “Plan of Arrangement” effective April 30, 2007 the business and substantially all of the assets and liabilities of Inex were transferred to the Company. The consolidated financial statements for all periods presented herein include the consolidated operations of Inex until April 30, 2007 and the operations of the Company thereafter.

These consolidated financial statements include the accounts of the Company and its two wholly-owned subsidiaries, Protiva Biotherapeutics Inc. and Protiva Biotherapeutics (USA), Inc., which were acquired on May 30, 2008. All intercompany transactions and balances have been eliminated on consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions about future events that affect the reported amounts of assets, liabilities, revenue, expenses, contingent assets and contingent liabilities as at the end or during the reporting period.  Actual results could significantly differ from those estimates.  Significant areas requiring the use of management estimates relate to recognition of revenue, stock-based compensation, share purchase warrant valuation and the amounts recorded as accrued liabilities.

Cash and cash equivalents

Cash and cash equivalents are all highly liquid instruments with an original maturity of three months or less when purchased.  Cash equivalents are recorded at cost plus accrued interest. The carrying value of these cash equivalents approximates their fair value.

Fair value of financial instruments

We measure certain financial instruments and other items at fair value.

To determine the fair value, we use the fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use to value an asset or liability and are developed based on market data obtained from independent sources. Unobservable inputs are inputs based on assumptions about the factors market participants would use to value an asset or liability. The three levels of inputs that may be used to measure fair value are as follows:

•	Level 1 inputs are quoted market prices for identical instruments available in active markets.

•
Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly. If the asset or liability has a contractual term, the input must be observable for substantially the full term. An example includes quoted market prices for similar assets or liabilities in active markets.

•	Level 3 inputs are unobservable inputs for the asset or liability and will reflect management’s assumptions about market assumptions that would be used to price the asset or liability.

Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, investment tax credits receivable, accounts payable and accrued liabilities, warrants and promissory notes.

The carrying values of cash and cash equivalents are recorded at fair value based on quoted prices in active markets. The carrying values of accounts receivable, investment tax credits receivable and accounts payable and accrued liabilities approximate their fair values due to the immediate or short-term maturity of these financial instruments.

As quoted prices for the warrants are not readily available, the Company has used a Black-Scholes pricing model, as described in Notes 5 and 6, to estimate fair value. These are level 3 inputs as defined above.

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques used to determine such fair value:

	Level 1	Level 2	Level 3	December 31, 2012
Assets
Cash	$44,148,562	-	-	$44,148,562
Guaranteed Investment Certificates	2,636,956	-	-	2,636,956
Total	$46,785,518	-	-	$46,785,518

Liabilities
Warrants	-	-	$3,994,449	$3,994,449

	Level 1	Level 2	Level 3	December 31, 2011
Assets
Cash	$1,556,253	-	-	$1,556,253
Guaranteed Investment Certificates	7,627,881	-	-	7,627,881
Total	$9,184,134	-	-	$9,184,134

Liabilities
Warrants	-	-	$205,044	$205,044

The following table presents the changes in fair value of the Company’s warrants:

	Liability at beginning of the period	Opening liability of warrants issued in the period	Fair value of warrants exercised in the period	Increase (decrease) in value of warrants	Liability at end of the period

Year ended December 31, 2011	$-	$777,813	$-	$(572,769)	$205,044
Year ended December 31, 2012	$205,044	$850,358	$(880,123)	$3,819,170	$3,994,449

Inventory

Inventory includes materials assigned for the manufacture of products for collaborative partners and manufacturing costs for products awaiting acceptance by collaborative partners. Inventory is carried at the lower of cost and net realizable value. The cost of inventories includes all costs of purchase, costs of manufacturing and other costs incurred in bringing the inventories to their present location and condition.

Materials purchased for the Company’s own research and development products, or, for collaborative partners where an acceptance criteria does not apply, are not recorded as inventory but are expensed at the time of receipt.

Property and equipment

Property and equipment is recorded at cost less impairment losses, accumulated depreciation, related government grants and investment tax credits.  The Company records depreciation using the straight-line method over the estimated useful lives of the capital assets as follows:

	Rate

Laboratory equipment (years)	5
Computer and office equipment (years)	2	-	5
Furniture and fixtures (years)	5

Leasehold improvements are depreciated over their estimated useful lives but in no case longer than the lease term, except where lease renewal is reasonably assured. Assets held under capital leases that do not allow for ownership to pass to the Company are depreciated using the straight-line method over their useful life, not exceeding the lease term.

Intangible assets

The costs incurred in establishing and maintaining patents for intellectual property developed internally are expensed in the period incurred.

Impairment of long-lived assets

If there is a major event indicating that the carrying value of property and equipment may be impaired then management will perform an impairment test and if the recoverable value, based on undiscounted future cash flows, exceeds carrying value then such assets are written down to their fair values.

Revenue recognition

The Company earns revenue from research and development collaboration and contract services, licensing fees and milestone payments. Revenues associated with multiple element arrangements are attributed to the various elements based on their relative fair values or are recognized as a single unit of accounting when relative fair values are not determinable. Non-refundable payments received under collaborative research and development agreements are recorded as revenue as services are performed and related expenditures are incurred.  Non-refundable upfront license fees from collaborative licensing and development arrangements are recognized as the Company fulfills its obligations related to the various elements within the agreements, in accordance with the contractual arrangements with third parties and the term over which the underlying benefit is being conferred.  Revenue earned under contractual arrangements upon the occurrence of specified milestones is recognized as the milestones are achieved and collection is reasonably assured.

Revenue earned under research and development manufacturing collaborations where the Company bears some or all of the risk of a product manufacturing failure is recognized when the purchaser accepts the product and there are no remaining rights of return.

Revenue earned under research and development collaborations where the Company does not bear any risk of product manufacturing failure is recognized in the period the work is performed.

Revenue and expenses under the contract with the United States Government are being recorded using the percentage-of-completion method. Contract progress is based on costs incurred to date. Expenses under the contract are recorded in the Company’s consolidated statement of operations and comprehensive income (loss) as they are incurred. Government contract revenues related to expenses incurred under the contract are recorded in the same period as those expenses. Expenses accrued under the contract but not yet invoiced are recorded in the Company’s balance sheet as accrued liabilities and accrued revenues. Equipment purchased under the contract is recorded on the Company’s balance sheet as deferred expense and deferred revenue and amortized, on a straight-line basis, over the life of the contract.

Cash or other compensation received in advance of meeting the revenue recognition criteria is recorded on the balance sheet as deferred revenue. Revenue meeting recognition criteria but not yet received or receivable is recorded on the balance sheet as accrued revenue.

Leases and lease inducements

Leases entered into are classified as either capital or operating leases. Leases which substantially transfer all benefits and risks of ownership of property to the Company are accounted for as capital leases.  At the time a capital lease is entered into, an asset is recorded together with its related long-term obligation to reflect the purchase and financing.

All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Lease inducements represent leasehold improvement allowances and reduced or free rent periods and are amortized on a straight-line basis over the term of the lease and are recorded as a reduction of rent expense.

Research and development costs

Research and development costs, including acquired in-process research and development expenses for which there is no alternative future use, are charged as an expense in the period in which they are incurred.

Income or loss per share

Income or loss per share is calculated based on the weighted average number of common shares outstanding.  Diluted loss per share does not differ from basic loss per share since the effect of the Company’s stock options and warrants is anti-dilutive. Diluted income per share is calculated using the treasury stock method which uses the weighted average number of common shares outstanding during the period and also includes the dilutive effect of potentially issuable common shares from outstanding, in-the-money stock options and warrants.

The following table sets out the computation of basic and diluted net income (loss) per common share:

	Year ended December 31
	2012	2011	2010
Numerator:
Net income (loss)	$29,793,048	$(9,936,926)	$(12,415,480)
Denominator:
Weighted average number of common shares	13,727,925	11,318,766	10,332,941
Effect of dilutive securities:
Warrants	177,374	-	-
Options	415,515	-	-
Diluted weighted average number of common shares	14,320,814	11,318,766	10,332,941

Basic income (loss) per common share	$2.17	$(0.88)	$(1.20)

Diluted income (loss) per common share	$2.08	$(0.88)	$(1.20)

For the year ended December 31, 2012, potential common shares of 1,085,503 were excluded from the calculation of income per common share because their inclusion would be anti-dilutive (December 31, 2011 –2,830,635; December 31, 2010 – 1,627,280).

Government grants and refundable investment tax credits

Government grants and tax credits provided for current expenses is included in the determination of income or loss for the year, as a reduction of the expenses to which it relates. Government grants and tax credits towards the acquisition of property and equipment is deducted from the cost of the related property and equipment.

Foreign currency translation

The functional currency of the Company is the Canadian dollar. For the Company and its integrated subsidiaries (Protiva Biotherapeutics Inc. and Protiva Biotherapeutics (USA), Inc.), foreign currency monetary assets and liabilities are translated into Canadian dollars at the rate of exchange prevailing at the balance sheet date.  Non-monetary assets and liabilities are translated at historical exchange rates. The previous month’s closing rate of exchange is used to translate revenue and expense transactions.  Exchange gains and losses are included in income or loss for the period.

Deferred income taxes

Income taxes are accounted for using the asset and liability method of accounting.  Deferred income taxes are recognized for the future income tax consequences attributable to differences between the carrying values of assets and liabilities and their respective income tax bases and for loss carry-forwards.  Deferred income tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the periods in which temporary differences are expected to be recovered or settled.  The effect on deferred income tax assets and liabilities of a change in tax laws or rates is included in earnings in the period that includes the enactment date.  When realization of deferred income tax assets does not meet the more-likely-than-not criterion for recognition, a valuation allowance is provided.

Stock-based compensation

The Company grants stock options to employees and directors pursuant to a share incentive plan described in note 6.  Compensation expense is recorded for issued stock options using the fair value method with a corresponding increase in additional paid-in capital. Any consideration received on the exercise of stock options is credited to share capital.

The fair value of stock options is typically measured at the grant date and amortized on a straight-line basis over the vesting period.

Warrants

The Company accounts for the warrants under the authoritative guidance on accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock, on the understanding that in compliance with applicable securities laws, the registered warrants require the issuance of registered securities upon exercise and do not sufficiently preclude an implied right to net cash settlement. The Company classifies warrants in its consolidated balance sheet as a liability which is revalued at each balance sheet date subsequent to the initial issuance. The Company uses the Black-Scholes pricing model to value the warrants. Determining the appropriate fair-value model and calculating the fair value of registered warrants requires considerable judgment. A small change in the estimates used may cause a relatively large change in the estimated valuation. The estimated volatility of the Company’s common stock at the date of issuance, and at each subsequent reporting period, is based upon observations of warrants in the market with similar characteristics and expected remaining lives. The risk-free interest rate is based on the zero-coupon rate for bonds with a maturity similar to the expected remaining life of the warrants at the valuation date. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.

Segment information

The Company operates in a single reporting segment, the research and development of RNA interference therapeutics.  Substantially all of the Company’s revenues to date were earned from customers or collaborators based in the United States. Substantially all of the Company’s premises, property and equipment is located in Canada.

Recent accounting pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the balance sheet as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on its balance sheet. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have an impact on the Company’s financial position or statement of operations.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. These ASUs are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, which for the Company means January 1, 2012. As these accounting standards do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, the adoption of these standards did not have an impact on the Company’s financial position or results of operations.

In February 2013, the FASB issued amendments to the accounting guidance for presentation of comprehensive income to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income, but do require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where the net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about these amounts. For public companies, these amendments are effective prospectively for reporting periods beginning after December 15, 2012. We do not believe the adoption of this guidance will have a material impact on our consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This ASU is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011, which for the Company means January 1, 2012. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations.

Note 3 - Collaborations, contracts and licensing agreements	12 Months Ended
Dec. 31, 2012
Collaborative Arrangement Disclosure [Text Block]
3.	Collaborations, contracts and licensing agreements

The following tables set forth revenue recognized under collaborations, contracts and licensing agreements:

	Year ended December 31
	2012	2011	2010
Collaborations and contracts
U.S. Government (a)	$11,528,660	$11,432,163	$3,560,711
Alnylam (b)	9,713	4,142,796	6,258,535
BMS (c)	439,995	432,106	227,995
Roche (d)	-	40,232	4,499,689
Other RNAi collaborators (e)	119,010	75,546	376,930
Total research and development collaborations and contracts	12,097,378	16,122,843	14,923,860
Licensing fees and milestone payments
Alnylam milestone payments (b)	1,018,100	524,100	514,129
Talon payments (f)	992,000	-	5,916,750
Total licensing fees and milestone payments	2,010,100	524,100	6,430,879
Total revenue	$14,107,478	$16,646,943	$21,354,739

The following table sets forth deferred collaborations and contracts revenue:

	December 31, 2012	December 31, 2011

U.S. Government (a)	$1,381,922	$1,593,946
BMS current portion (c)	1,745,707	1,213,952
Deferred revenue, current portion	3,127,629	2,807,898
BMS long-term portion (c)	718,779	1,690,529
Total deferred revenue	$3,846,408	$4,498,427

(a)	Contract with U.S. Government to develop TKM-Ebola

On July 14, 2010, the Company signed a contract with the United States Government to advance TKM-Ebola, an RNAi therapeutic utilizing the Company’s lipid nanoparticle technology to treat Ebola virus infection.

In the initial phase of the contract, funded as part of the Transformational Medical Technologies program, the Company is eligible to receive up to US$34.7 million.  This initial funding is for the development of TKM-Ebola including completion of preclinical development, filing an Investigational New Drug application with the United States Food and Drug Administration (“FDA”) and completing a Phase 1 human safety clinical trial.

The U.S. Government has the option of extending the contract beyond the initial funding period to support the advancement of TKM-Ebola through to the completion of clinical development and FDA approval. Based on the contract’s budget this would provide the Company with up to US$140.0 million in funding for the entire program.

Under the contract, the Company is reimbursed for costs incurred, including an allocation of overhead costs, and is paid an incentive fee. At the beginning of the fiscal year the Company estimates its labour and overhead rates for the year ahead. At the end of the year the actual labour and overhead rates are calculated and revenue is adjusted accordingly. The Company’s actual labour and overhead rates will differ from its estimated rates based on actual costs incurred and the proportion of the Company’s efforts on contracts and internal products versus indirect activities. Within minimum and maximum collars, the amount of incentive fee the Company can earn under the contract varies based on costs incurred versus budgeted costs. Until the Company is able to make a reliable estimate of the final contract costs, only the minimum incentive fee achievable and earned is recognized.

On August 6, 2012, the Company announced that it had received a temporary stop-work order from the U.S. Government in respect of this contract. On October 2, 2012, the Company announced that the stop-work order had been lifted and work on the contract resumed. On November 1, 2012, the Company submitted a contract modification request to the U.S. Government in order to integrate recent advancements in the Company’s formulation technology. The modification request is currently being negotiated while work is continuing on the contract.

(b)	License and collaboration with Alnylam Pharmaceuticals, Inc. (“Alnylam”)

License and Collaboration Agreement with Alnylam through Tekmira

On January 8, 2007, the Company entered into a licensing and collaboration agreement with Alnylam (“Alnylam License and Collaboration”), which was amended and restated in May 2008, giving them an exclusive license to certain of the Company’s historical lipid nanoparticle intellectual property for the discovery, development, and commercialization of ribonucleic acid interference (“RNAi”) therapeutics.

The Alnylam License and Collaboration was replaced by a new license agreement as part of the settlement which is discussed below.

Cross-License with Alnylam acquired through Protiva

As a result of the acquisition of Protiva on May 30, 2008, the Company acquired a Cross-License Agreement between Protiva and Alnylam (the “Alnylam Cross-License”). Alnylam was granted a non-exclusive license to the Protiva intellectual property.

The Alnylam Cross-License was replaced by a new license agreement as part of the settlement which is discussed below.

Manufacturing agreement with Alnylam

Under a manufacturing agreement with Alnylam (the “Alnylam Manufacturing Agreement”) effective January 1, 2009, the Company was the exclusive manufacturer of any products required by Alnylam through to the end of Phase 2 clinical trials that utilize the Company’s technology. Alnylam was paying the Company for the provision of staff and for external costs incurred. Time charged to Alnylam was at a fixed rate and under the Alnylam Manufacturing Agreement there was a contractual minimum for the provision of staff of $11,200,000 over the three year period ending December 31, 2011.

The Alnylam Manufacturing Agreement was terminated as part of the settlement which is discussed below.

Milestone payments

In June 2012 the Company earned a $1,018,100 (US$1,000,000) milestone from Alnylam in respect of the initiation of Alnylam’s ALN-TTR02 Phase 2 human clinical trial.

Settlement of litigation with Alnylam and AlCana Technologies Inc. (“AlCana”)

On March 16, 2011 the Company filed a complaint against Alnylam. On November 12, 2012, the Company entered into an agreement to settle all litigation between the Company and Alnylam and AlCana (the “Settlement”) and also entered into a new licensing agreement with Alnylam that replaces all earlier licensing, cross-licensing, collaboration, and manufacturing agreements. The Company expects to enter into a separate cross license agreement with AlCana which will include milestone and royalty payments and AlCana has agreed not to compete in the RNAi field for five years. In conjunction with the Settlement, the Company paid AlCana $298,080 (US$300,000). A further $1,492,350 (US$1,500,000) (see note 11), which the Company expects to pay upon the execution of a cross license agreement with AlCana, was included in research, development, collaborations and contracts expenses in the year ended December 31, 2012 .

As a result of the new Alnylam license agreement, on November 26, 2012, the Company received $65,039,000 (US$65,000,000) in cash from Alnylam. This includes US$30,000,000 associated with the termination of the manufacturing agreement and US$35,000,000 associated with the termination of the previous license agreements, as well as a modification of the milestone and royalty schedules associated with Alnylam's ALN-VSP, ALN-PCS, and ALN-TTR programs. In addition, Alnylam has transferred all agreed upon patents and patent applications related to lipid nanoparticle (“LNP”) technology for the systemic delivery of RNAi therapeutic products, including the MC3 lipid family, to the Company, who will own and control prosecution of this intellectual property portfolio. The Company is the only entity able to sublicense its LNP intellectual property in future platform-type relationships. Alnylam has a license to use the Company’s intellectual property to develop and commercialize products and may only grant access to the Company’s LNP technology to its partners if it is part of a product sublicense. Alnylam will pay the Company milestones and royalties as Alnylam’s LNP-enabled products are developed and commercialized.

The new licensing agreement with Alnylam also grants the Company intellectual property rights to develop its own proprietary RNAi therapeutics. Alnylam has granted the Company a worldwide license for the discovery, development and commercialization of RNAi products directed to thirteen gene targets – three exclusive and ten non-exclusive licenses – provided that they have not been committed by Alnylam to a third party or are not otherwise unavailable as a result of the exercise of a right of first refusal held by a third party or are part of an ongoing or planned development program of Alnylam. Licenses for five of the ten non-exclusive targets – ApoB, PLK1, Ebola, WEE1, and CSN5 – have already been granted, along with an additional license for ALDH2, which has been granted on an exclusive basis. In consideration for this license, the Company has agreed to pay single-digit royalties to Alnylam on product sales and have milestone obligations of up to US$8,500,000 on the non-exclusive licenses (with the exception of TKM-Ebola, which has no milestone obligations). Alnylam no longer has “opt-in” rights to the Company’s lead oncology product, TKM-PLK1, so the Company now holds all development and commercialization rights related TKM-PLK1. The Company will have no milestone obligations on the three exclusive licenses.

As a result of the settlement of the litigation between the Company and Alnylam, $18,618,043 (US$18,737,966) in a contingent obligation payment to Orrick, Herrington and Sutcliffe LLP (“Orrick”), lead legal counsel for the lawsuit against Alnylam and AlCana, was paid out on December 10, 2012 and recorded as other income (losses).

(c)	Bristol-Myers Squibb (“BMS”) collaboration

On May 10, 2010 the Company announced the expansion of its research collaboration with BMS. Under the new agreement, BMS uses small interfering RNA (“siRNA”) molecules formulated by the Company in LNP technology to silence target genes of interest.  BMS is conducting the preclinical work to validate the function of certain genes and share the data with the Company.  The Company can use the preclinical data to develop RNAi therapeutic drugs against the therapeutic targets of interest.  The Company received $3,233,400 (US$3,000,000) from BMS concurrent with the signing of the agreement and recorded the amount as deferred revenue. The Company is required to provide a pre-determined number of LNP batches over the four-year agreement.  BMS has a first right to negotiate a licensing agreement on certain RNAi products developed by the Company that evolve from BMS validated gene targets.

Revenue from the May 10, 2010 agreement with BMS is being recognized as the Company produces the related LNP batches.

(d)	Roche collaboration

On May 11, 2009 the Company announced a product development agreement with F. Hoffman-La Roche Ltd (the “Roche Product Development Agreement”). Under the Roche Product Development Agreement Roche was to pay the Company up to US$8,800,000 to support the advancement of each Roche RNAi product candidate using the Company’s lipid nanoparticle technology through to the filing of an Investigational New Drug (“IND”) application.

Under the Roche Product Development Agreement Roche was paying the Company for the provision of staff and for external costs incurred. The Company recognized revenue in proportion to the services provided up to the reporting date by comparing actual hours spent to estimated total hours for each product under the contract. Revenue from external costs incurred on Roche product candidates was recorded in the period that Roche was invoiced for those costs. The difference between service revenue recognized and cash received was recorded in the Company’s balance sheet as deferred revenue.

On November 17, 2010, Roche announced that, as part of a corporate restructuring, they would discontinue research and development in the field of RNAi. Following the announcement Roche confirmed that, except for completing some product stability studies, they would be discontinuing product development with the Company. The stability studies were completed in 2011 and the Company has no further obligation to Roche.

(e)	Other RNAi collaborators

The Company has active research agreements with a number of other RNAi collaborators.

(f)	Agreements with Talon Therapeutics, Inc. (“Talon”, formerly Hana Biosciences, Inc.) and related contingent obligation

On May 6, 2006, the Company signed a number of agreements with Talon including the grant of worldwide licenses (the “Talon License Agreement”) for three of the Company’s chemotherapy products, Marqibo®, AlocrestTM (Optisomal Vinorelbine) and BrakivaTM (Optisomal Topotecan).

On May 27, 2009, the Talon License Agreement was amended to decrease the size of near-term milestone payments and increase the size of long-term milestone payments. On September 20, 2010, the Talon License Agreement was amended a second time such that Talon paid $5,916,750 (US$5,750,000) in consideration for reducing certain future payments associated with the product candidates. The payment of $5,916,750 was recorded as license amendment revenue. If Talon sublicenses any of the product candidates, the Company is eligible to receive a percentage of any upfront fees or milestone payments received by Talon.

The Company had a contingent obligation that arose through a Purchase and Settlement Agreement dated June 20, 2006 whereby the Company retired exchangeable and development notes in exchange for contingent consideration including certain future milestone and royalty payments from Talon. Concurrent with signing the second amendment of the Talon License Agreement the Company signed a Waiver and Release with certain contingent creditors, the “Former Noteholders”. The balance of the contingent obligation related to the Talon milestones and royalties immediately prior to signing the Waiver and Release was US$22,835,476. As per the terms of the Waiver and Release, in 2010, the Company paid the Former Noteholders $5,916,750 (US$5,750,000) in full settlement of the contingent obligation and recorded the payment as a loss on the purchase and settlement of the exchangeable and development notes. From the date of the Waiver and Release, the Company has no further obligation to the Former Noteholders and will retain any milestones or royalties received from Talon.

On August 9, 2012, the Company announced that Talon had received accelerated approval for Marqibo® from the FDA for the treatment of adult patients with Philadelphia chromosome negative acute lymphoblastic leukemia in second or greater relapse or whose disease has progressed following two or more anti-leukemia therapies. Marqibo is a liposomal formulation of the chemotherapy drug vincristine. In the year ended December 31, 2012, the Company received a milestone of $992,000 (US$1,000,000) based on the FDA’s approval of Marqibo and will receive royalty payments based on Marqibo’s commercial sales. There are no further milestones related to Marqibo but the Company is eligible to receive total milestone payments of up to US$18,000,000 on Alocrest and Brakiva.

(g)	License agreement with Merck & Co., Inc. (“Merck”)

As a result of the acquisition of Protiva in 2008, the Company received a non-exclusive royalty-bearing world-wide license, of certain intellectual property acquired by Merck. Under the license Merck will pay up to US$17,000,000 in milestones for each product it develops using the acquired intellectual property except for the first product for which Merck will pay up to US$15,000,000 in milestones. Merck will also pay royalties on product sales. The license agreement with Merck was entered into as part of a settlement of litigation between Protiva and a Merck subsidiary. No payments have been made under this license to date.

Merck has granted a license to the Company to certain of its intellectual property.

Note 4 - Property and equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and equipment

December 31, 2012	Cost	Accumulated depreciation and impairment	Net book value

Lab equipment	$5,110,910	$(4,763,611)	$347,299
Leasehold improvements	5,948,003	(5,016,316)	931,687
Computer hardware and software	1,641,223	(1,577,244)	63,979
Furniture and fixtures	421,132	(419,225)	1,907
	$13,121,268	$(11,776,396)	$1,344,872

December 31, 2011	Cost	Accumulated depreciation and impairment	Net book value

Lab equipment	$7,688,286	$(6,984,194)	$704,092
Leasehold improvements	7,212,104	(5,976,916)	1,235,188
Computer hardware and software	3,120,072	(2,869,622)	250,450
Furniture and fixtures	664,029	(656,180)	7,849
	$18,684,491	$(16,486,912)	$2,197,579

In the year ended December 31, 2012, the Company identified certain property and equipment that is not currently in use. All of this property and equipment had been fully depreciated and had a net book value of zero. The cost and accumulated depreciation of this property and equipment of $5,574,219 was removed from the Company’s balance sheet on December 31, 2012.

Note 5 - Borrowing Facility	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
5.	Borrowing facility

On December 21, 2011, the Company signed an agreement with Silicon Valley Bank (“SVB”) for a term loan facility (the “loan”) of up to $3,051,000 (US$3,000,000). On September 24, 2012 the loan was amended to extend the deadline for any draw down on the facility from September 30, 2012 to December 31, 2012.  The loan would have matured on September 1, 2015 and would have carried fixed interest rate of 8% annually. The Company did not draw down on the loan and the facility has now expired.

In part payment for establishing the loan, the Company issued SVB 54,545 common share purchase warrants with an exercise price of $1.65 and an expiration date of December 21, 2018. On the date of issuance, the Black-Scholes aggregate value of the 54,545 warrants was $35,004 and is based on an assumed risk-free interest rate of 1.48%, volatility of 40%, a zero dividend yield and an expected life of 7 years. The fair value of the warrants at issuance was recorded as a liability.

At December 31, 2011, the Black-Scholes value of the warrants was $35,004, based on an assumed risk-free interest rate of 1.51%, volatility of 40%, a zero dividend yield and an expected life of 6.98 years.

The 54,545 warrants were exercised by SVB during the year ended December 31, 2012 (note 6 (d)).

The legal and professional costs of establishing the loan of $70,095 and the initial fair value of the warrants of $35,004 are included in general and administrative expenses in the year ended December 31, 2011.

Note 6 - Share Capital	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
6.	Share capital

(a)	Financing

On June 16, 2011, the Company completed a public offering of 1,789,900 units at a price of $2.85 each for total gross proceeds, before expenses, of $5,101,215. Each unit consists of one common share and one half of one common share purchase warrant. Each whole warrant entitles the holder to acquire one common share at a price of $3.35. The warrants expire on June 15, 2016. After paying underwriter’s commission and other unit issue costs, the offering generated net cash of $4,545,647. The total unit issuance cost of $555,568 has been allocated, on a pro-rata basis, as $475,568 to the shares and $80,000 to the warrants and recorded, respectively, to share capital and warrant issuance costs in the consolidated statement of operations and comprehensive income (loss).

On the date of issuance, the Black-Scholes aggregate value of the 894,950 warrants was $742,809 based on an assumed risk-free interest rate of 2.19%, volatility of 40%, a zero dividend yield and an expected life of 5 years. The fair value of the warrants at issuance was initially recorded as a liability with the residual amount of proceeds allocated to share capital.

On February 29, 2012, the Company completed a private placement offering of 1,848,601 units at a price of $2.20 each for total gross proceeds, before expenses, of $4,066,923. Each unit consists of one common share and one half of one common share purchase warrant. Each whole warrant entitles the holder to acquire one common share at a price of $2.60. The warrants expire on February 28, 2017. After paying brokerage fees and other unit issue costs, the offering generated net cash of $3,841,516. The total unit issuance cost of $225,407 has been allocated, on a pro-rata basis, as $178,407 to the shares and $47,000 to the warrants and recorded, respectively, to share capital and warrant issuance costs in the consolidated statement of operations and comprehensive income (loss).

On the date of issuance, the Black-Scholes aggregate value of the 924,302 warrants was $850,358 based on an assumed risk-free interest rate of 1.44%, volatility of 40%, a zero dividend yield and an expected life of 5 years. The fair value of the warrants at issuance was initially recorded as a liability with the residual amount of proceeds from the private placement being allocated to share capital.

(b)	Authorized share capital

The Company’s authorized share capital consists of an unlimited number of common and preferred shares without par value.

(c)	Consolidation of common shares

On November 4, 2010 the Company’s common shares were consolidated on a basis of five current common shares for one new common share.  All references to common stock, common shares outstanding, average number of common shares outstanding, per share amounts and options in these financial statements and notes thereto have been restated to reflect the common stock consolidation on a retroactive basis.

(d)	Warrants to purchase common shares

During the year ended December 31, 2012, there were 230,841 warrants exercised for $631,874 in cash and 54,545 warrants exercised using the cashless exercise provision in return for 38,644 common shares (year ended December 31, 2011 – nil).

A following table summarizes the Company’s warrant activity for the years ended December 31, 2011 and 2012:

	Common shares purchasable upon exercise of warrants	Weighted average exercise price	Range of exercise prices			Weighted average remaining contractual life (years)	Aggregate intrinsic value

Balance, December 31, 2010	-	-			-	-
Issued	949,495	$3.25	$1.65	-	$3.35
Balance, December 31, 2011	949,495	$3.25	$1.65	-	$3.35	4.6	-
Issued	924,302	$2.60			$2.60
Exercised	(230,841)	$2.74	$1.65	-	$3.35
Balance, December 31, 2012	1,642,956	$3.00	$2.60	-	$3.35	3.7	$3,140,893

The aggregate intrinsic value in the table above is calculated based on the difference between the exercise price of the warrants and the quoted price of the Company’s common stock as of the reporting date.

All of the Company’s warrants were exercisable as of December 31, 2012.

The weighted average Black-Scholes option-pricing assumptions and the resultant fair values are as follows for warrants outstanding at December 31, 2012 and 2011 are as follows:

	Year ended December 31
	2012	2011

Dividend yield	0.00%	0.00%
Expected volatility	40.00%	40.00%
Risk-free interest rate	1.24%	1.29%
Expected average term (years)	3.7	4.6
Fair value of warrants outstanding	$2.43	$0.22
Aggregate fair value of warrants outstanding	$3,994,449	$205,044

The value of the Company’s warrants are particularly sensitive to changes in the Company’s share price and the estimated rate of share price volatility.

(e)	Stock-based compensation

The Company has three share-based compensation plans; the “2007 Plan”, the “2011 Plan” and the “Protiva Option Plan”.

On June 22, 2011, the shareholders of the Company approved an omnibus stock-based compensation plan (the “2011 Plan”) and a 273,889 increase in the number of stock-based compensation awards that the Company is permitted to issue. The Company’s pre-existing 2007 Plan was limited to the granting of stock options as equity incentive awards whereas the 2011 Plan also allows for the issuance of tandem stock appreciation rights, restricted stock units and deferred stock units (collectively, and including options, referred to as “Awards”). The 2011 Plan replaces the 2007 Plan. The 2007 Plan will continue to govern the options granted thereunder. No further options will be granted under the Company’s 2007 Plan.

Under the Company’s 2007 Plan the Board of Directors granted options to employees, directors and consultants of the Company.  The exercise price of the options was determined by the Company’s Board of Directors but was always at least equal to the closing market price of the common shares on the day preceding the date of grant and the term of options granted did not exceed 10 years.  The options granted generally vested over three years for employees and immediately for directors.

Under the Company’s 2011 Plan the Board of Directors may grant options, and other types of Awards, to employees, directors and consultants of the Company.  The exercise price of the options is determined by the Company’s Board of Directors but will be at least equal to the closing market price of the common shares on the day preceding the date of grant and the term may not exceed 10 years.  Options granted generally vest over three years for employees and immediately for directors.

Hereafter, information on options governed by the 2007 Plan and 2011 Plan is presented on a consolidated basis as the terms of the two plans are similar. Information on the Protiva Option Plan is presented separately.

On June 20, 2012, the shareholders of the Company approved a 550,726 increase in the number of stock-based compensation awards that the Company is permitted to issue.

Stock option activity for the Company’s 2007 Plan and 2011 Plan

	Number of optioned common shares	Weighted average exercise price	Aggregate intrinsic value

Balance, December 31, 2009	865,628	$10.10	$705,885
Options granted	275,225	$4.40
Options exercised	(9,548)	$3.63	$29,320
Options forfeited, cancelled or expired	(47,873)	$27.38
Balance, December 31, 2010	1,083,432	$7.95	$756,628
Options granted	403,100	$2.14
Options exercised	(1,667)	$1.50	$1,330
Options forfeited, cancelled or expired	(71,547)	$27.42
Balance, December 31, 2011	1,413,318	$5.32	$1,800
Options granted	326,300	$4.16
Options exercised	(28,417)	$2.34	$81,545
Options forfeited, cancelled or expired	(62,355)	$21.27
Balance, December 31, 2012	1,648,846	$4.54	$2,299,512

Options under the 2007 Plan and 2011 Plan expire at various dates from December 5, 2013 to December 9, 2022.

The following table summarizes information pertaining to stock options outstanding at December 31, 2012 under the Company’s 2007 Plan and 2011 Plan:

			Options outstanding December 31, 2012			Options exercisable December 31, 2012
Range of Exercise prices			Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options exercisable	Weighted average exercise price

$1.50	to	$1.90	296,450	7.6	$1.71	232,950	$1.71
$2.10	to	$2.60	316,000	8.8	2.30	241,375	2.37
$3.00	to	$3.10	129,525	3.2	3.03	129,525	3.03
$3.73	to	$3.85	176,550	7.1	3.85	142,688	3.85
$4.60	to	$5.15	321,565	8.9	5.00	164,924	4.88
$5.35	to	$5.60	270,041	4.8	5.56	270,040	5.56
$5.90	to	$11.60	117,465	4.3	7.08	112,403	7.03
$49.20	to	$69.00	21,250	0.9	58.00	21,250	58.00
$1.50	to	$69.00	1,648,846	6.9	$4.54	1,315,155	$4.75

At December 31, 2012, there were 1,315,155 options exercisable (December 31, 2011 – 1,015,224; December 31, 2010 - 861,549) with a weighted average exercise price of $4.75. The weighted average remaining contractual life of exercisable options as at December 31, 2012 was 6.3 years. The aggregate intrinsic value of options exercisable at December 31, 2012 was $1,834,841.

A summary of the Company’s non-vested stock option activity and related information for the year ended December 31, 2012 is as follows:

	Number of optioned common shares	Weighted average fair value

Non-vested at December 31, 2011	398,094	$2.51

Options granted	326,300	4.16
Options vested	(372,128)	2.88
Non-vested options forfeited	(18,575)	2.72
Non-vested at December 31, 2012	333,691	$3.38

The weighted average remaining contractual life for options expected to vest at December 31, 2012 was 9.2 years and the weighted average exercise price for these options was $3.69 per share.

The aggregate intrinsic value of options expected to vest as at December 31, 2012 was $450,330 (December 31, 2011 - $nil; December 31, 2010 - $175,905).

The total fair value of options that vested during the year ended December 31, 2012 was $1,071,548 (2011 - $351,542; 2010 - $468,105).

Valuation assumptions for the Company’s 2007 Plan and 2011 Plan

The fair value of stock options at date of grant, based on the following assumptions, was estimated using the Black-Scholes option-pricing model. Assumptions on the dividend yield are based on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends. Assumptions about the Company’s expected stock-price volatility are based on the historical volatility of the Company’s publicly traded stock. The risk-free interest rate used for each grant is equal to the zero coupon rate for instruments with a similar expected life. Expected life assumptions are based on the Company’s historical data. The Company currently expects, based on an analysis of its historical forfeitures, that no options will be forfeited by senior employees and that approximately 94% of its options issued to non-senior employees will ultimately vest, and based on a three year vesting period has applied an annual forfeiture rate of 2.0% to all unvested options held by non-senior employees as of December 31, 2012. The Company will record additional expense if the actual forfeitures are lower than estimated and will record a recovery of prior expense if the actual forfeitures are higher than estimated. The weighted average option pricing assumptions and the resultant fair values are as follows:

	Year ended December 31
	2012	2011	2010

Dividend yield	0.00%	0.00%	0.00%
Expected volatility	120.40%	116.26%	116.90%
Risk-free interest rate	1.56%	2.51%	2.60%
Expected average option term (years)	8.2	9.6	6.6
Fair value of options granted	$3.83	$2.00	$3.82

Stock-based compensation expense for the Company’s 2007 Plan and 2011 Plan

An expense for stock-based compensation for options awarded to employees and calculated in accordance with the fair value method has been recorded in the consolidated statement of operations and comprehensive income (loss) as follows:

	Year ended December 31
	2012	2011	2010

Research, development, collaborations and contracts expenses	$771,869	$494,634	$533,508
General and administrative expenses	209,787	131,485	117,112
Total	$981,656	$626,119	$650,620

At December 31, 2012, there remains $952,149 of unearned compensation expense related to unvested employee stock options to be recognized as expense over a weighted-average period of approximately 15 months.

Protiva Option Plan

On May 30, 2008, as a condition of the acquisition of Protiva Biotherapeutics Inc., a total of 350,457 common shares of the Company were reserved for the exercise of 519,073 Protiva share options (“Protiva Options”). The Protiva Options have an exercise price of $0.30, were fully vested and exercisable as of May 30, 2008, expire at various dates from January 22, 2013 to March 1, 2018 and upon exercise each option will be converted into approximately 0.6752 shares of the Company (the same ratio at which Protiva common shares were exchanged for Company common shares at completion of the acquisition of Protiva). The Protiva Options are not part of the Company’s 2007 Plan or 2011 Plan and the Company is not permitted to grant any further Protiva Options.

The following table sets forth outstanding options under the Protiva Option Plan:

	Number of Protiva Options	Equivalent number of Company common shares	Weighted average exercise price

Balance, December 31, 2009	519,073	350,457	$0.30
Options exercised	(850)	(574)	0.30
Options forfeited, cancelled or expired	-	-	-
Balance, December 31, 2010	518,223	349,883	0.30
Options exercised	(27,202)	(18,366)	0.30
Options forfeited, cancelled or expired	-	-	-
Balance, December 31, 2011	491,020	331,517	0.30
Options exercised	(15,135)	(10,218)	0.30
Options forfeited, cancelled or expired	-	-	-
Balance, December 31, 2012	475,885	321,299	$0.30

The weighted average remaining contractual life of exercisable Protiva Options as at December 31, 2012 was 3.1 years.

The aggregate intrinsic value of Protiva Options outstanding at December 31, 2012 was $1,457,269. The intrinsic value of Protiva Options exercised in the year ended December 31, 2012 was $18,929 (2011 - $42,615; 2010 - $2,688).

Awards outstanding and available for issuance

Combining all of the Company’s share-based compensation plans, at December 31, 2012, the Company has 1,970,145 options outstanding and a further 422,688 Awards available for issuance.

Note 7 - Government Grants and Refundable Investment Tax Credits	12 Months Ended
Dec. 31, 2012
Government Grants And Refundable Investment Tax Credits [Text Block]
7.	Government grants and refundable investment tax credits

Government grants and refundable investment tax credits have been netted against research and development expenses.

Government grants for the year ended December 31, 2012 include $nil in funding from the US Army Medical Research Institute for Infectious Diseases (2011 - $nil; 2010 - $191,194).

The Company’s estimated claim for refundable Scientific Research and Experimental Development investment tax credits for the year ended December 31, 2012 is $nil (2011 - $20,905; 2010 - $196,556).

Note 8 - Income taxes - outstanding	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
8.	Income taxes

Income tax (recovery) expense varies from the amounts that would be computed by applying the combined Canadian federal and provincial income tax rate of 17.5% (year ended December 31, 2011 – 26.5%; December 31, 2010 – 28.5%) to the loss before income taxes as shown in the following tables:

	Year ended December 31
	2012	2011	2010

Computed taxes (recoveries) at Canadian federal and provincial tax rates	$7,448,281	$(2,633,285)	$(3,538,412)
Differences due to change in enacted tax rates	777,000	712,236
Difference due to change in tax rate on opening deferred taxes	2,623,000	3,427,057	-
Permanent and other differences	2,191,116	143,992	1,409,918
Change in valuation allowance	(2,503,000)	(1,650,000)	2,880,000
Utilization of investment tax credits	(10,536,397)	-	-
Utilization of non-capital loss carryforwards	-	-	(751,506)
Income tax (recovery) expense	$-	$-	$-

As at December 31, 2012, the Company has investment tax credits available to reduce Canadian federal income taxes of $5,861,202 (December 31, 2011 - $11,093,450) and provincial income taxes of $1,904,908 (December 31, 2011 - $5,500,315) and expiring between 2013 and 2032.

At December 31, 2012, the Company has scientific research and experimental development expenditures of $48,111,776 (December 31, 2011 - $50,575,034) available for indefinite carry-forward and $21,348,573 (December 31, 2011 - $19,037,156) of net operating losses due to expire between 2027 and 2032 and which can be used to offset future taxable income in Canada.

On November 23, 2011, the Company was registered as a corporation under the Business Activity Act in the province of British Columbia. Under this program, provincial corporation tax charged on foreign income earned from the Company’s patents will be eligible for a 75% tax refund up to a maximum of $8,000,000.

Significant components of the Company’s deferred tax assets are shown below:

	Year ended December 31
	2012	2011

Deferred tax assets:
Non-capital loss carryforwards	$4,538,000	$4,438,000
Research and development deductions	8,540,000	9,295,000
Book amortization in excess of tax	1,925,000	2,779,000
Share issue costs	(26,000)	45,000
Warrant liability	724,000	65,000
Revenue recognized for tax purposes in excess of revenue recognized for accounting purposes	-	1,125,000
Tax value in excess of accounting value in lease inducements	8,000	49,000
Accounting value in excess of tax value in intangible assets	371,000	49,000
Provincial investment tax credits	303,000	973,000
Total deferred tax assets	16,383,000	18,818,000
Valuation allowance	(16,383,000)	(18,818,000)
Net deferred tax assets	$-	$-

Note 9 - Contingencies and commitments	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
9.	Contingencies and commitments

Property lease

Effective July 29, 2009 the Company signed an amendment to the operating lease for its laboratory and office premises. The amended lease expires in July 2014 but the Company has the option to extend the lease to 2017 and then to 2022 and then to 2027. The amended lease included a signing incentive payment. In accordance with the Company’s accounting policy the signing incentive payment is being amortized on a straight-line basis over the term of the amended lease.

Following the lease amendment the minimum commitment for rent and estimated operating costs, are as follows:

Lease commitment

Year ended December 31, 2013	$1,285,000
Year ended December 31, 2014	750,000
$2,035,000

The Company’s lease expense, net of sub-lease income, for the year ended December 31, 2012 of $936,760 has been recorded in the consolidated statements of operations and comprehensive loss in research, development, collaborations and contracts and general and administrative expenses (2011 - $933,528; 2010 - $931,606).

The Company has netted $171,923 of sub-lease income against lease expense in the year ended December 31, 2012 (year ended December 31, 2011 - $194,281; 2010 - $194,281).

The Company’s sub-lease agreement ended in December 2012.

Product development partnership with the Canadian Government

The Company entered into a Technology Partnerships Canada ("TPC") agreement with the Canadian Federal Government on November 12, 1999.  Under this agreement, TPC agreed to fund 27% of the costs incurred by the Company, prior to March 31, 2004, in the development of certain oligonucleotide product candidates up to a maximum contribution from TPC of $9,329,912.  As at December 31, 2012, a cumulative contribution of $3,701,571 has been received and the Company does not expect any further funding under this agreement.  In return for the funding provided by TPC, the Company agreed to pay royalties on the share of future licensing and product revenue, if any, that is received by the Company on certain non-siRNA oligonucleotide product candidates covered by the funding under the agreement.  These royalties are payable until a certain cumulative payment amount is achieved or until a pre-specified date.  In addition, until a cumulative amount equal to the funding actually received under the agreement has been paid to TPC, the Company agreed to pay low single digit percentage royalties on any royalties the Company receives for Marqibo. To December 31, 2012 the Company had not made any royalty payments to TPC.

Contingently payable promissory notes

On March 25, 2008, Protiva declared dividends totaling US$12,000,000. The dividends were paid by Protiva issuing promissory notes on May 23, 2008. Recourse against Protiva for payment of the promissory notes will be limited to Protiva’s receipt, if any, of up to US$12,000,000 in license payments from Merck (see note 3(g)). Protiva will pay these funds if and when it receives them, to the former Protiva shareholders in satisfaction of the promissory notes. As contingent items the US$12,000,000 receivable and the related promissory notes payable are not recorded in the Company’s consolidated balance sheet.

License and collaboration agreement with Halo-Bio RNAi Therapeutics, Inc. (“Halo-Bio”)

On August 24, 2011, the Company entered into a license and collaboration agreement with Halo-Bio. Under the agreement, Halo-Bio granted the Company an exclusive license to its multivalent ribonucleic acid (“MV-RNA”) technology. The agreement provides for the companies to work together to design and develop MV-RNA molecules to gene targets of interest to the Company and to combine MV-RNA molecules with the Company’s LNP technology to develop therapeutic products.

The Company paid Halo-Bio an initial license fee of $97,940 (US$100,000) and recorded this amount as a research, development, collaborations and contracts expense in the year ended December 31, 2011.

The agreement was amended on August 8, 2012 to adjust the future license fees and other contingent payments.  The Company recorded a further $447,780 (US$450,000) in license fees to research, development, collaborations and contracts expense in the year ended December 31, 2012, in respect of the agreement. Under the amended agreement, as at December 31, 2012, the maximum future license fees are US$1,300,000. The Company will pay up to US$12,700,000 in milestones on each product developed plus royalties.

License agreement with Marina Biotech, Inc. (“Marina”)

On November 29, 2012 the Company announced a worldwide, non-exclusive license to a novel RNAi payload technology called Unlocked Nucleobase Analog (“UNA”) from Marina for the development of RNAi therapeutics.

UNA technology can be used in the development of RNAi therapeutics, which treat disease by silencing specific disease causing genes. UNAs can be incorporated into RNAi drugs and have the potential to improve them by increasing their stability and reducing off-target effects.

Under the license agreement the Company paid Marina an upfront fee of $298,098 (US$300,000). A further license payment of US$200,000 is due in 2013 and the Company will make milestone payments of up to US$3,250,000 and royalties on each product developed by the Company that uses Marina’s UNA technology. The upfront fee was recorded to research, development, collaborations and contracts expense in the year ended December 31, 2012.

Note 10 - Concentrations of business risk	12 Months Ended
Dec. 31, 2012
Concentration Risk Disclosure [Text Block]
10.	Concentrations of business risk

Credit risk

Credit risk is defined by the Company as an unexpected loss in cash and earnings if a collaborative partner is unable to pay its obligations in due time.  The Company’s main source of credit risk is related to its accounts receivable balance which principally represents temporary financing provided to collaborative partners in the normal course of operations. Accounts receivable from the U.S. Government as at December 31, 2012 were $947,802 and represent 89% of total accounts receivable as at that date (December 31, 2011 - $747,720 and 85%).

The Company does not currently maintain a provision for bad debts as the majority of accounts receivable are from collaborative partners or government agencies and are considered low risk.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at December 31, 2012 was the accounts receivable balance of $1,069,437 (December 31, 2011 - $880,693).

All accounts receivable balances were current as at December 31, 2012 and December 31, 2011.

Significant collaborators and customers risk

We depend on a small number of collaborators and customers for a significant portion of our revenues (see note 3).

Liquidity Risk

Liquidity risk results from the Company’s potential inability to meet its financial liabilities, for example payments to suppliers.  The Company ensures sufficient liquidity through the management of net working capital and cash balances.

The Company’s liquidity risk is primarily attributable to its cash and cash equivalents. The Company limits exposure to liquidity risk on its liquid assets through maintaining its cash and cash equivalent deposits with high-credit quality financial institutions. Due to the nature of these investments, the funds are available on demand to provide optimal financial flexibility.

The Company believes that its current sources of liquidity are sufficient to cover its likely applicable short term cash obligations. The Company’s financial obligations include accounts payable and accrued liabilities which generally fall due within 45 days.

The net liquidity of the Company is considered to be the cash and cash equivalents less accounts payable and accrued liabilities.

	December 31, 2012	December 31, 2011
Cash, cash equivalents and short term investments	$46,785,518	$9,184,134
Debt facility available (US$3,000,000)	-	3,051,000
Less: Debt facility repayments in first 12 months	-	(1,135,000)
Less: Accounts payable and accrued liabilities	(3,776,287)	(3,972,551)
	$43,009,231	$7,127,583

Foreign currency risk

The Company’s revenues and operating expenses are denominated in both Canadian and US dollars so the results of the Company’s operations are subject to currency transaction and translation risk.

The operating results and financial position of the Company are reported in Canadian dollars in the Company’s financial statements. The fluctuation of the US dollar in relation to the Canadian dollar will consequently have an impact upon the Company’s income or loss and may also affect the value of the Company’s assets and the amount of shareholders’ equity.

The Company manages its US dollar exchange rate risk by, whenever possible, using cash received from US dollar revenues to pay US dollar expenses and by limiting its holdings of US dollar cash and cash equivalent balances to working capital levels. The Company used a forward exchange contract to convert US$45,000,000 into Canadian dollars in November 2012. The Company has not entered into any other agreements or purchased any instruments to hedge possible currency risks.

The Company’s exposure to US dollar currency expressed in Canadian dollars was as follows:

	December 31, 2012	December 31, 2011
Cash and cash equivalents	$149,058	$1,259,029
Accounts receivable	1,025,306	780,176
Accrued revenue	2,361,836	185,356
Accounts payable and accrued liabilities	(2,969,454)	(2,365,191)
	$566,746	$(325,986)

An analysis of the Company’s sensitivity to foreign currency exchange rate movements is not provided in these financial statements as a large proportion of the Company’s foreign currency purchases are reimbursed by collaborators and customers which mitigates the Company’s foreign currency risk; therefore, the impact on the Company is not material.

Note 11 - Supplementary information	12 Months Ended
Dec. 31, 2012
Supplemental Balance Sheet Disclosures [Text Block]
11.	Supplementary information

Accounts payable and accrued liabilities is comprised of the following:

	December 31, 2012	December 31, 2011

Trade accounts payable	$801,701	$1,284,737
Research and development accruals	308,917	228,942
License fee accruals	1,641,585	-
Professional fee accruals	599,058	1,669,838
Restructuring cost accruals	34,999	36,134
Deferred lease inducements	47,834	196,966
Other accrued liabilities	342,193	555,934
	$3,776,287	$3,972,551

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Business Description and Basis of Presentation [Text Block]
Basis of presentation

Tekmira Pharmaceuticals Corporation was incorporated on October 6, 2005 as an inactive wholly owned subsidiary of Inex Pharmaceuticals Corporation (“Inex”).  Pursuant to a “Plan of Arrangement” effective April 30, 2007 the business and substantially all of the assets and liabilities of Inex were transferred to the Company. The consolidated financial statements for all periods presented herein include the consolidated operations of Inex until April 30, 2007 and the operations of the Company thereafter.

These consolidated financial statements include the accounts of the Company and its two wholly-owned subsidiaries, Protiva Biotherapeutics Inc. and Protiva Biotherapeutics (USA), Inc., which were acquired on May 30, 2008. All intercompany transactions and balances have been eliminated on consolidation

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions about future events that affect the reported amounts of assets, liabilities, revenue, expenses, contingent assets and contingent liabilities as at the end or during the reporting period.  Actual results could significantly differ from those estimates.  Significant areas requiring the use of management estimates relate to recognition of revenue, stock-based compensation, share purchase warrant valuation and the amounts recorded as accrued liabilities.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents are all highly liquid instruments with an original maturity of three months or less when purchased.  Cash equivalents are recorded at cost plus accrued interest. The carrying value of these cash equivalents approximates their fair value.

Fair Value Measurement, Policy [Policy Text Block]
Fair value of financial instruments

We measure certain financial instruments and other items at fair value.

To determine the fair value, we use the fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use to value an asset or liability and are developed based on market data obtained from independent sources. Unobservable inputs are inputs based on assumptions about the factors market participants would use to value an asset or liability. The three levels of inputs that may be used to measure fair value are as follows:

•	Level 1 inputs are quoted market prices for identical instruments available in active markets.

•
Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly. If the asset or liability has a contractual term, the input must be observable for substantially the full term. An example includes quoted market prices for similar assets or liabilities in active markets.

•	Level 3 inputs are unobservable inputs for the asset or liability and will reflect management’s assumptions about market assumptions that would be used to price the asset or liability.

Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, investment tax credits receivable, accounts payable and accrued liabilities, warrants and promissory notes.

The carrying values of cash and cash equivalents are recorded at fair value based on quoted prices in active markets. The carrying values of accounts receivable, investment tax credits receivable and accounts payable and accrued liabilities approximate their fair values due to the immediate or short-term maturity of these financial instruments.

As quoted prices for the warrants are not readily available, the Company has used a Black-Scholes pricing model, as described in Notes 5 and 6, to estimate fair value. These are level 3 inputs as defined above.

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques used to determine such fair value:

	Level 1	Level 2	Level 3	December 31, 2012
Assets
Cash	$44,148,562	-	-	$44,148,562
Guaranteed Investment Certificates	2,636,956	-	-	2,636,956
Total	$46,785,518	-	-	$46,785,518

Liabilities
Warrants	-	-	$3,994,449	$3,994,449

	Level 1	Level 2	Level 3	December 31, 2011
Assets
Cash	$1,556,253	-	-	$1,556,253
Guaranteed Investment Certificates	7,627,881	-	-	7,627,881
Total	$9,184,134	-	-	$9,184,134

Liabilities
Warrants	-	-	$205,044	$205,044

The following table presents the changes in fair value of the Company’s warrants:

	Liability at beginning of the period	Opening liability of warrants issued in the period	Fair value of warrants exercised in the period	Increase (decrease) in value of warrants	Liability at end of the period

Year ended December 31, 2011	$-	$777,813	$-	$(572,769)	$205,044
Year ended December 31, 2012	$205,044	$850,358	$(880,123)	$3,819,170	$3,994

Inventory, Policy [Policy Text Block]
Inventory

Inventory includes materials assigned for the manufacture of products for collaborative partners and manufacturing costs for products awaiting acceptance by collaborative partners. Inventory is carried at the lower of cost and net realizable value. The cost of inventories includes all costs of purchase, costs of manufacturing and other costs incurred in bringing the inventories to their present location and condition.

Materials purchased for the Company’s own research and development products, or, for collaborative partners where an acceptance criteria does not apply, are not recorded as inventory but are expensed at the time of receipt.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment

Property and equipment is recorded at cost less impairment losses, accumulated depreciation, related government grants and investment tax credits.  The Company records depreciation using the straight-line method over the estimated useful lives of the capital assets as follows:

	Rate

Laboratory equipment (years)	5
Computer and office equipment (years)	2	-	5
Furniture and fixtures (years)	5

Leasehold improvements are depreciated over their estimated useful lives but in no case longer than the lease term, except where lease renewal is reasonably assured. Assets held under capital leases that do not allow for ownership to pass to the Company are depreciated using the straight-line method over their useful life, not exceeding the lease term.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]	Intangible assets The costs incurred in establishing and maintaining patents for intellectual property developed internally are expensed in the period incurred
Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets

If there is a major event indicating that the carrying value of property and equipment may be impaired then management will perform an impairment test and if the recoverable value, based on undiscounted future cash flows, exceeds carrying value then such assets are written down to their fair values

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

The Company earns revenue from research and development collaboration and contract services, licensing fees and milestone payments. Revenues associated with multiple element arrangements are attributed to the various elements based on their relative fair values or are recognized as a single unit of accounting when relative fair values are not determinable. Non-refundable payments received under collaborative research and development agreements are recorded as revenue as services are performed and related expenditures are incurred.  Non-refundable upfront license fees from collaborative licensing and development arrangements are recognized as the Company fulfills its obligations related to the various elements within the agreements, in accordance with the contractual arrangements with third parties and the term over which the underlying benefit is being conferred.  Revenue earned under contractual arrangements upon the occurrence of specified milestones is recognized as the milestones are achieved and collection is reasonably assured.

Revenue earned under research and development manufacturing collaborations where the Company bears some or all of the risk of a product manufacturing failure is recognized when the purchaser accepts the product and there are no remaining rights of return.

Revenue earned under research and development collaborations where the Company does not bear any risk of product manufacturing failure is recognized in the period the work is performed.

Revenue and expenses under the contract with the United States Government are being recorded using the percentage-of-completion method. Contract progress is based on costs incurred to date. Expenses under the contract are recorded in the Company’s consolidated statement of operations and comprehensive income (loss) as they are incurred. Government contract revenues related to expenses incurred under the contract are recorded in the same period as those expenses. Expenses accrued under the contract but not yet invoiced are recorded in the Company’s balance sheet as accrued liabilities and accrued revenues. Equipment purchased under the contract is recorded on the Company’s balance sheet as deferred expense and deferred revenue and amortized, on a straight-line basis, over the life of the contract.

Cash or other compensation received in advance of meeting the revenue recognition criteria is recorded on the balance sheet as deferred revenue. Revenue meeting recognition criteria but not yet received or receivable is recorded on the balance sheet as accrued revenue.

Lease, Policy [Policy Text Block]
Leases and lease inducements

Leases entered into are classified as either capital or operating leases. Leases which substantially transfer all benefits and risks of ownership of property to the Company are accounted for as capital leases.  At the time a capital lease is entered into, an asset is recorded together with its related long-term obligation to reflect the purchase and financing.

All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Lease inducements represent leasehold improvement allowances and reduced or free rent periods and are amortized on a straight-line basis over the term of the lease and are recorded as a reduction of rent expense

Research, Development, and Computer Software, Policy [Policy Text Block]
Research and development costs

Research and development costs, including acquired in-process research and development expenses for which there is no alternative future use, are charged as an expense in the period in which they are incurred.

Earnings Per Share, Policy [Policy Text Block]
Income or loss per share

Income or loss per share is calculated based on the weighted average number of common shares outstanding.  Diluted loss per share does not differ from basic loss per share since the effect of the Company’s stock options and warrants is anti-dilutive. Diluted income per share is calculated using the treasury stock method which uses the weighted average number of common shares outstanding during the period and also includes the dilutive effect of potentially issuable common shares from outstanding, in-the-money stock options and warrants.

The following table sets out the computation of basic and diluted net income (loss) per common share:

	Year ended December 31
	2012	2011	2010
Numerator:
Net income (loss)	$29,793,048	$(9,936,926)	$(12,415,480)
Denominator:
Weighted average number of common shares	13,727,925	11,318,766	10,332,941
Effect of dilutive securities:
Warrants	177,374	-	-
Options	415,515	-	-
Diluted weighted average number of common shares	14,320,814	11,318,766	10,332,941

Basic income (loss) per common share	$2.17	$(0.88)	$(1.20)

Diluted income (loss) per common share	$2.08	$(0.88)	$(1.20)

For the year ended December 31, 2012, potential common shares of 1,085,503 were excluded from the calculation of income per common share because their inclusion would be anti-dilutive (December 31, 2011 –2,830,635; December 31, 2010 – 1,627,280).

Government Grants And Refundable Intestment Tax Credits [Policy Text Block]
Government grants and refundable investment tax credits

Government grants and tax credits provided for current expenses is included in the determination of income or loss for the year, as a reduction of the expenses to which it relates. Government grants and tax credits towards the acquisition of property and equipment is deducted from the cost of the related property and equipment.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The functional currency of the Company is the Canadian dollar. For the Company and its integrated subsidiaries (Protiva Biotherapeutics Inc. and Protiva Biotherapeutics (USA), Inc.), foreign currency monetary assets and liabilities are translated into Canadian dollars at the rate of exchange prevailing at the balance sheet date.  Non-monetary assets and liabilities are translated at historical exchange rates. The previous month’s closing rate of exchange is used to translate revenue and expense transactions.  Exchange gains and losses are included in income or loss for the period

Income Tax, Policy [Policy Text Block]
Deferred income taxes

Income taxes are accounted for using the asset and liability method of accounting.  Deferred income taxes are recognized for the future income tax consequences attributable to differences between the carrying values of assets and liabilities and their respective income tax bases and for loss carry-forwards.  Deferred income tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the periods in which temporary differences are expected to be recovered or settled.  The effect on deferred income tax assets and liabilities of a change in tax laws or rates is included in earnings in the period that includes the enactment date.  When realization of deferred income tax assets does not meet the more-likely-than-not criterion for recognition, a valuation allowance is provided.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based compensation

The Company grants stock options to employees and directors pursuant to a share incentive plan described in note 6.  Compensation expense is recorded for issued stock options using the fair value method with a corresponding increase in additional paid-in capital. Any consideration received on the exercise of stock options is credited to share capital.

The fair value of stock options is typically measured at the grant date and amortized on a straight-line basis over the vesting period

Warrants [Policy Text Block]
Warrants

The Company accounts for the warrants under the authoritative guidance on accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock, on the understanding that in compliance with applicable securities laws, the registered warrants require the issuance of registered securities upon exercise and do not sufficiently preclude an implied right to net cash settlement. The Company classifies warrants in its consolidated balance sheet as a liability which is revalued at each balance sheet date subsequent to the initial issuance. The Company uses the Black-Scholes pricing model to value the warrants. Determining the appropriate fair-value model and calculating the fair value of registered warrants requires considerable judgment. A small change in the estimates used may cause a relatively large change in the estimated valuation. The estimated volatility of the Company’s common stock at the date of issuance, and at each subsequent reporting period, is based upon observations of warrants in the market with similar characteristics and expected remaining lives. The risk-free interest rate is based on the zero-coupon rate for bonds with a maturity similar to the expected remaining life of the warrants at the valuation date. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.

Segment Reporting, Policy [Policy Text Block]
Segment information

The Company operates in a single reporting segment, the research and development of RNA interference therapeutics.  Substantially all of the Company’s revenues to date were earned from customers or collaborators based in the United States. Substantially all of the Company’s premises, property and equipment is located in Canada.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the balance sheet as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on its balance sheet. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have an impact on the Company’s financial position or statement of operations.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. These ASUs are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, which for the Company means January 1, 2012. As these accounting standards do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, the adoption of these standards did not have an impact on the Company’s financial position or results of operations.

In February 2013, the FASB issued amendments to the accounting guidance for presentation of comprehensive income to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income, but do require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where the net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about these amounts. For public companies, these amendments are effective prospectively for reporting periods beginning after December 15, 2012. We do not believe the adoption of this guidance will have a material impact on our consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This ASU is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011, which for the Company means January 1, 2012. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations.

Note 2 - Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	December 31, 2012
Assets
Cash	$44,148,562	-	-	$44,148,562
Guaranteed Investment Certificates	2,636,956	-	-	2,636,956
Total	$46,785,518	-	-	$46,785,518

Liabilities
Warrants	-	-	$3,994,449	$3,994,449
	Level 1	Level 2	Level 3	December 31, 2011
Assets
Cash	$1,556,253	-	-	$1,556,253
Guaranteed Investment Certificates	7,627,881	-	-	7,627,881
Total	$9,184,134	-	-	$9,184,134

Liabilities
Warrants	-	-	$205,044	$205,044

Changes In Fair Value Of Warrants [Table Text Block]
	Liability at beginning of the period	Opening liability of warrants issued in the period	Fair value of warrants exercised in the period	Increase (decrease) in value of warrants	Liability at end of the period

Year ended December 31, 2011	$-	$777,813	$-	$(572,769)	$205,044
Year ended December 31, 2012	$205,044	$850,358	$(880,123)	$3,819,170	$3,994,449

Property, Plant and Equipment, Estimated Useful Lives
	Rate

Laboratory equipment (years)	5
Computer and office equipment (years)	2	-	5
Furniture and fixtures (years)	5

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended December 31
	2012	2011	2010
Numerator:
Net income (loss)	$29,793,048	$(9,936,926)	$(12,415,480)
Denominator:
Weighted average number of common shares	13,727,925	11,318,766	10,332,941
Effect of dilutive securities:
Warrants	177,374	-	-
Options	415,515	-	-
Diluted weighted average number of common shares	14,320,814	11,318,766	10,332,941

Basic income (loss) per common share	$2.17	$(0.88)	$(1.20)

Diluted income (loss) per common share	$2.08	$(0.88)	$(1.20)

Note 3 - Collaborations, contracts and licensing agreements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Collaborative Arrangements and Non-collaborative Arrangement Transactions [Table Text Block]
	Year ended December 31
	2012	2011	2010
Collaborations and contracts
U.S. Government (a)	$11,528,660	$11,432,163	$3,560,711
Alnylam (b)	9,713	4,142,796	6,258,535
BMS (c)	439,995	432,106	227,995
Roche (d)	-	40,232	4,499,689
Other RNAi collaborators (e)	119,010	75,546	376,930
Total research and development collaborations and contracts	12,097,378	16,122,843	14,923,860
Licensing fees and milestone payments
Alnylam milestone payments (b)	1,018,100	524,100	514,129
Talon payments (f)	992,000	-	5,916,750
Total licensing fees and milestone payments	2,010,100	524,100	6,430,879
Total revenue	$14,107,478	$16,646,943	$21,354,739

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2012	December 31, 2011

U.S. Government (a)	$1,381,922	$1,593,946
BMS current portion (c)	1,745,707	1,213,952
Deferred revenue, current portion	3,127,629	2,807,898
BMS long-term portion (c)	718,779	1,690,529
Total deferred revenue	$3,846,408	$4,498,427

Note 4 - Property and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
December 31, 2012	Cost	Accumulated depreciation and impairment	Net book value

Lab equipment	$5,110,910	$(4,763,611)	$347,299
Leasehold improvements	5,948,003	(5,016,316)	931,687
Computer hardware and software	1,641,223	(1,577,244)	63,979
Furniture and fixtures	421,132	(419,225)	1,907
	$13,121,268	$(11,776,396)	$1,344,872
December 31, 2011	Cost	Accumulated depreciation and impairment	Net book value

Lab equipment	$7,688,286	$(6,984,194)	$704,092
Leasehold improvements	7,212,104	(5,976,916)	1,235,188
Computer hardware and software	3,120,072	(2,869,622)	250,450
Furniture and fixtures	664,029	(656,180)	7,849
	$18,684,491	$(16,486,912)	$2,197,579

Note 6 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Common shares purchasable upon exercise of warrants	Weighted average exercise price	Range of exercise prices			Weighted average remaining contractual life (years)	Aggregate intrinsic value

Balance, December 31, 2010	-	-			-	-
Issued	949,495	$3.25	$1.65	-	$3.35
Balance, December 31, 2011	949,495	$3.25	$1.65	-	$3.35	4.6	-
Issued	924,302	$2.60			$2.60
Exercised	(230,841)	$2.74	$1.65	-	$3.35
Balance, December 31, 2012	1,642,956	$3.00	$2.60	-	$3.35	3.7	$3,140,893

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year ended December 31
	2012	2011

Dividend yield	0.00%	0.00%
Expected volatility	40.00%	40.00%
Risk-free interest rate	1.24%	1.29%
Expected average term (years)	3.7	4.6
Fair value of warrants outstanding	$2.43	$0.22
Aggregate fair value of warrants outstanding	$3,994,449	$205,044

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of optioned common shares	Weighted average exercise price	Aggregate intrinsic value

Balance, December 31, 2009	865,628	$10.10	$705,885
Options granted	275,225	$4.40
Options exercised	(9,548)	$3.63	$29,320
Options forfeited, cancelled or expired	(47,873)	$27.38
Balance, December 31, 2010	1,083,432	$7.95	$756,628
Options granted	403,100	$2.14
Options exercised	(1,667)	$1.50	$1,330
Options forfeited, cancelled or expired	(71,547)	$27.42
Balance, December 31, 2011	1,413,318	$5.32	$1,800
Options granted	326,300	$4.16
Options exercised	(28,417)	$2.34	$81,545
Options forfeited, cancelled or expired	(62,355)	$21.27
Balance, December 31, 2012	1,648,846	$4.54	$2,299,512

Schedule Of Share Based Compensation Shares Authorized Under Stock Option Plans By Exercise Price Range [Table Text Block]
			Options outstanding December 31, 2012			Options exercisable December 31, 2012
Range of Exercise prices			Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options exercisable	Weighted average exercise price

$1.50	to	$1.90	296,450	7.6	$1.71	232,950	$1.71
$2.10	to	$2.60	316,000	8.8	2.30	241,375	2.37
$3.00	to	$3.10	129,525	3.2	3.03	129,525	3.03
$3.73	to	$3.85	176,550	7.1	3.85	142,688	3.85
$4.60	to	$5.15	321,565	8.9	5.00	164,924	4.88
$5.35	to	$5.60	270,041	4.8	5.56	270,040	5.56
$5.90	to	$11.60	117,465	4.3	7.08	112,403	7.03
$49.20	to	$69.00	21,250	0.9	58.00	21,250	58.00
$1.50	to	$69.00	1,648,846	6.9	$4.54	1,315,155	$4.75

Schedule of Nonvested Share Activity [Table Text Block]
	Number of optioned common shares	Weighted average fair value

Non-vested at December 31, 2011	398,094	$2.51

Options granted	326,300	4.16
Options vested	(372,128)	2.88
Non-vested options forfeited	(18,575)	2.72
Non-vested at December 31, 2012	333,691	$3.38

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
	Year ended December 31
	2012	2011	2010

Dividend yield	0.00%	0.00%	0.00%
Expected volatility	120.40%	116.26%	116.90%
Risk-free interest rate	1.56%	2.51%	2.60%
Expected average option term (years)	8.2	9.6	6.6
Fair value of options granted	$3.83	$2.00	$3.82

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Year ended December 31
	2012	2011	2010

Research, development, collaborations and contracts expenses	$771,869	$494,634	$533,508
General and administrative expenses	209,787	131,485	117,112
Total	$981,656	$626,119	$650,620

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
	Number of Protiva Options	Equivalent number of Company common shares	Weighted average exercise price

Balance, December 31, 2009	519,073	350,457	$0.30
Options exercised	(850)	(574)	0.30
Options forfeited, cancelled or expired	-	-	-
Balance, December 31, 2010	518,223	349,883	0.30
Options exercised	(27,202)	(18,366)	0.30
Options forfeited, cancelled or expired	-	-	-
Balance, December 31, 2011	491,020	331,517	0.30
Options exercised	(15,135)	(10,218)	0.30
Options forfeited, cancelled or expired	-	-	-
Balance, December 31, 2012	475,885	321,299	$0.30

Note 8 - Income taxes - outstanding (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended December 31
	2012	2011	2010

Computed taxes (recoveries) at Canadian federal and provincial tax rates	$7,448,281	$(2,633,285)	$(3,538,412)
Differences due to change in enacted tax rates	777,000	712,236
Difference due to change in tax rate on opening deferred taxes	2,623,000	3,427,057	-
Permanent and other differences	2,191,116	143,992	1,409,918
Change in valuation allowance	(2,503,000)	(1,650,000)	2,880,000
Utilization of investment tax credits	(10,536,397)	-	-
Utilization of non-capital loss carryforwards	-	-	(751,506)
Income tax (recovery) expense	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Year ended December 31
	2012	2011

Deferred tax assets:
Non-capital loss carryforwards	$4,538,000	$4,438,000
Research and development deductions	8,540,000	9,295,000
Book amortization in excess of tax	1,925,000	2,779,000
Share issue costs	(26,000)	45,000
Warrant liability	724,000	65,000
Revenue recognized for tax purposes in excess of revenue recognized for accounting purposes	-	1,125,000
Tax value in excess of accounting value in lease inducements	8,000	49,000
Accounting value in excess of tax value in intangible assets	371,000	49,000
Provincial investment tax credits	303,000	973,000
Total deferred tax assets	16,383,000	18,818,000
Valuation allowance	(16,383,000)	(18,818,000)
Net deferred tax assets	$-	$-

Note 9 - Contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2012
Operating Leases of Lessee Disclosure [Table Text Block]
Lease commitment

Year ended December 31, 2013	$1,285,000
Year ended December 31, 2014	750,000
$2,035,000

Note 10 - Concentrations of business risk (Tables)	12 Months Ended
Dec. 31, 2012
Cash, Cash Equivalents, and Marketable Securities [Text Block]
	December 31, 2012	December 31, 2011
Cash, cash equivalents and short term investments	$46,785,518	$9,184,134
Debt facility available (US$3,000,000)	-	3,051,000
Less: Debt facility repayments in first 12 months	-	(1,135,000)
Less: Accounts payable and accrued liabilities	(3,776,287)	(3,972,551)
	$43,009,231	$7,127,583

Schedule of Intercompany Foreign Currency Balances [Table Text Block]
	December 31, 2012	December 31, 2011
Cash and cash equivalents	$149,058	$1,259,029
Accounts receivable	1,025,306	780,176
Accrued revenue	2,361,836	185,356
Accounts payable and accrued liabilities	(2,969,454)	(2,365,191)
	$566,746	$(325,986)

Note 11 - Supplementary information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31, 2012	December 31, 2011

Trade accounts payable	$801,701	$1,284,737
Research and development accruals	308,917	228,942
License fee accruals	1,641,585	-
Professional fee accruals	599,058	1,669,838
Restructuring cost accruals	34,999	36,134
Deferred lease inducements	47,834	196,966
Other accrued liabilities	342,193	555,934
	$3,776,287	$3,972,551

Note 2 - Significant accounting policies (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	1,085,503	2,830,635	1,627,280

Note 2 - Significant accounting policies (Detail) - Assets and Liabilities that are Measure at Fair Value (CAD)	Dec. 31, 2012	Dec. 31, 2011
Cash	44,148,562	1,556,253
Guaranteed Investment Certificates	2,636,956	7,627,881
Total	46,785,518	9,184,134
Warrants	3,994,449	205,044
Fair Value, Inputs, Level 1 [Member]
Cash	44,148,562	1,556,253
Guaranteed Investment Certificates	2,636,956	7,627,881
Total	46,785,518	9,184,134
Fair Value, Inputs, Level 3 [Member]
Warrants	3,994,449	205,044

Note 2 - Significant accounting policies (Detail) - Changes in fair value of the Company’s warrants (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Liability at beginning of the period	205,044
Opening liability of warrants issued in the period	850,358	742,809
Increase (decrease) in value of warrants	3,819,170	(572,769)
Liability at end of the period	3,994,449	205,044
Change In Fair Value [Member]
Liability at beginning of the period	205,044
Opening liability of warrants issued in the period	850,358	777,813
Fair value of warrants exercised in the period	(880,123)
Increase (decrease) in value of warrants	3,819,170	(572,769)
Liability at end of the period	3,994,449	205,044

Note 2 - Significant accounting policies (Detail) - Estimated useful lives	12 Months Ended
Dec. 31, 2012
Laboratory Equipment [Member] | Minimum [Member]
Useful Lives	5 years
Computer Equipment [Member] | Minimum [Member]
Useful Lives	2 years
Computer Equipment [Member] | Maximum [Member]
Useful Lives	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Useful Lives	5 years

Note 2 - Significant accounting policies (Detail) - Computation of basic and diluted net income (loss) per common share (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss) (in Dollars)	29,793,048	(9,936,926)	(12,415,480)
Weighted average number of common shares	13,727,925	11,318,766	10,332,941
Diluted weighted average number of common shares	14,320,814	11,318,766	10,332,941
Basic income (loss) per common share (in Dollars per share)	2.17	(0.88)	(1.2)
Diluted income (loss) per common share (in Dollars per share)	2.08	(0.88)	(1.2)
Warrant [Member]
Dilutive Securities (in Dollars)	177,374
Stock Options [Member]
Dilutive Securities (in Dollars)	415,515

Note 3 - Collaborations, contracts and licensing agreements (Detail)	0 Months Ended		1 Months Ended				2 Months Ended		12 Months Ended												12 Months Ended		12 Months Ended				1 Months Ended
	Dec. 10, 2012 USD ($)	Dec. 10, 2012 CAD	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CAD	Sep. 20, 2010 USD ($)	Sep. 20, 2010 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Jul. 14, 2010 USD ($)	May 11, 2009 USD ($)	Jun. 20, 2006 USD ($)	Dec. 31, 2012 Talon Therapeutics [Member] USD ($)	Dec. 31, 2012 Merck [Member] Maximum [Member] Acquired Intellectual Property [Member] USD ($)	Dec. 31, 2012 Merck [Member] Maximum [Member] Acquired Intellectual Propert First One [Member] USD ($)	Dec. 31, 2012 Maximum [Member] USD ($)	Jul. 14, 2010 Contract Extension [Member] USD ($)	Dec. 31, 2012 Cross License Agreement [Member] USD ($)	Dec. 31, 2012 Alnylam License Agreement [Member] CAD	Dec. 31, 2012 Milestone Payment [Member] CAD	Dec. 31, 2011 Provision Of Staff [Member] CAD	Nov. 26, 2012 Termination Of Manufacturing Agreement [Member] USD ($)	Nov. 26, 2012 Termination Of Prior License Agreements [Member] USD ($)
Potential Contract Funding Amount (in Dollars)															$ 34,700,000	$ 8,800,000		$ 18,000,000	$ 17,000,000	$ 15,000,000		$ 140,000,000				11,200,000
Licenses Revenue (in Dollars)			1,000,000	1,018,100						2,010,100		524,100		514,129
Licenses Revenue			1,000,000	1,018,100						2,010,100		524,100		514,129
License Costs (in Dollars)							300,000	298,080	8,500,000	1,492,350	100,000	97,940									1,300,000		1,500,000
License Costs							300,000	298,080	8,500,000	1,492,350	100,000	97,940									1,300,000		1,500,000
License amendment payment (in Dollars)					5,750,000	5,916,750			65,000,000					5,916,750										65,039,000			30,000,000	35,000,000
License amendment payment					5,750,000	5,916,750			65,000,000					5,916,750										65,039,000			30,000,000	35,000,000
Legal Fees (in Dollars)	18,737,966	18,618,043								18,618,043
Legal Fees	18,737,966	18,618,043								18,618,043
Deferred Revenue (in Dollars)	3,000,000	3,233,400
Deferred Revenue	3,000,000	3,233,400
Commitments and Contingencies																	22,835,476
Gains (Losses) on Extinguishment of Debt (in Dollars)													5,750,000	(5,916,750)
Gains (Losses) on Extinguishment of Debt													5,750,000	(5,916,750)
Contracts Revenue (in Dollars)									1,000,000	12,097,378		16,122,843		14,923,860											992,000
Contracts Revenue									$ 1,000,000	12,097,378		16,122,843		14,923,860											992,000

Note 3 - Collaborations, contracts and licensing agreements (Detail) - Revenue recognized under collaborations, contracts and licensing agreements	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2012 Alnylam [Member] CAD		Dec. 31, 2011 Alnylam [Member] CAD		Dec. 31, 2010 Alnylam [Member] CAD		Dec. 31, 2012 Talon Therapeutics [Member] CAD		Dec. 31, 2011 Talon Therapeutics [Member] CAD	Dec. 31, 2010 Talon Therapeutics [Member] CAD		Dec. 31, 2012 Total [Member] CAD	Dec. 31, 2011 Total [Member] CAD	Dec. 31, 2010 Total [Member] CAD	Dec. 31, 2012 US Government [Member] CAD		Dec. 31, 2011 US Government [Member] CAD		Dec. 31, 2010 US Government [Member] CAD		Dec. 31, 2012 Alnylam [Member] CAD		Dec. 31, 2011 Alnylam [Member] CAD		Dec. 31, 2010 Alnylam [Member] CAD		Dec. 31, 2012 BMS [Member] CAD		Dec. 31, 2011 BMS [Member] CAD		Dec. 31, 2010 BMS [Member] CAD		Dec. 31, 2012 Roche [Member] CAD	Dec. 31, 2011 Roche [Member] CAD		Dec. 31, 2010 Roche [Member] CAD		Dec. 31, 2012 Other RNAi Collaborators [Member] CAD		Dec. 31, 2011 Other RNAi Collaborators [Member] CAD		Dec. 31, 2010 Other RNAi Collaborators [Member] CAD		Dec. 31, 2012 Total [Member] CAD	Dec. 31, 2011 Total [Member] CAD	Dec. 31, 2010 Total [Member] CAD
Revenue recognized under collaborations, contracts and licensing agreements	$ 1,000,000	12,097,378	16,122,843	14,923,860	1,018,100	[1]	524,100	[1]	514,129	[1]	992,000	[2]	[2]	5,916,750	[2]	2,010,100	524,100	6,430,879	11,528,660	[3]	11,432,163	[3]	3,560,711	[3]	9,713	[1]	4,142,796	[1]	6,258,535	[1]	439,995	[4]	432,106	[4]	227,995	[4]	[5]	40,232	[5]	4,499,689	[5]	119,010	[6]	75,546	[6]	376,930	[6]	12,097,378	16,122,843	14,923,860
Total revenue		14,107,478	16,646,943	21,354,739

[1]	License and collaboration with Alnylam Pharmaceuticals, Inc. ("Alnylam") License and Collaboration Agreement with Alnylam through Tekmira On January 8, 2007, the Company entered into a licensing and collaboration agreement with Alnylam ("Alnylam License and Collaboration"), which was amended and restated in May 2008, giving them an exclusive license to certain of the Company's historical lipid nanoparticle intellectual property for the discovery, development, and commercialization of ribonucleic acid interference ("RNAi") therapeutics. The Alnylam License and Collaboration was replaced by a new license agreement as part of the settlement which is discussed below. Cross-License with Alnylam acquired through Protiva As a result of the acquisition of Protiva on May 30, 2008, the Company acquired a Cross-License Agreement between Protiva and Alnylam (the "Alnylam Cross-License"). Alnylam was granted a non-exclusive license to the Protiva intellectual property. The Alnylam Cross-License was replaced by a new license agreement as part of the settlement which is discussed below. Manufacturing agreement with Alnylam Under a manufacturing agreement with Alnylam (the "Alnylam Manufacturing Agreement") effective January 1, 2009, the Company was the exclusive manufacturer of any products required by Alnylam through to the end of Phase 2 clinical trials that utilize the Company's technology. Alnylam was paying the Company for the provision of staff and for external costs incurred. Time charged to Alnylam was at a fixed rate and under the Alnylam Manufacturing Agreement there was a contractual minimum for the provision of staff of $11,200,000 over the three year period ending December 31, 2011. The Alnylam Manufacturing Agreement was terminated as part of the settlement which is discussed below. Milestone payments In June 2012 the Company earned a $1,018,100 (US$1,000,000) milestone from Alnylam in respect of the initiation of Alnylam's ALN-TTR02 Phase 2 human clinical trial. Settlement of litigation with Alnylam and AlCana Technologies Inc. ("AlCana") On March 16, 2011 the Company filed a complaint against Alnylam. On November 12, 2012, the Company entered into an agreement to settle all litigation between the Company and Alnylam and AlCana (the "Settlement") and also entered into a new licensing agreement with Alnylam that replaces all earlier licensing, cross-licensing, collaboration, and manufacturing agreements. The Company expects to enter into a separate cross license agreement with AlCana which will include milestone and royalty payments and AlCana has agreed not to compete in the RNAi field for five years. In conjunction with the Settlement, the Company paid AlCana $298,080 (US$300,000). A further $1,492,350 (US$1,500,000) (see note 11), which the Company expects to pay upon the execution of a cross license agreement with AlCana, was included in research, development, collaborations and contracts expenses in the year ended December 31, 2012 . As a result of the new Alnylam license agreement, on November 26, 2012, the Company received $65,039,000 (US$65,000,000) in cash from Alnylam. This includes US$30,000,000 associated with the termination of the manufacturing agreement and US$35,000,000 associated with the termination of the previous license agreements, as well as a modification of the milestone and royalty schedules associated with Alnylam's ALN-VSP, ALN-PCS, and ALN-TTR programs. In addition, Alnylam has transferred all agreed upon patents and patent applications related to lipid nanoparticle ("LNP") technology for the systemic delivery of RNAi therapeutic products, including the MC3 lipid family, to the Company, who will own and control prosecution of this intellectual property portfolio. The Company is the only entity able to sublicense its LNP intellectual property in future platform-type relationships. Alnylam has a license to use the Company's intellectual property to develop and commercialize products and may only grant access to the Company's LNP technology to its partners if it is part of a product sublicense. Alnylam will pay the Company milestones and royalties as Alnylam's LNP-enabled products are developed and commercialized.The new licensing agreement with Alnylam also grants the Company intellectual property rights to develop its own proprietary RNAi therapeutics. Alnylam has granted the Company a worldwide license for the discovery, development and commercialization of RNAi products directed to thirteen gene targets - three exclusive and ten non-exclusive licenses - provided that they have not been committed by Alnylam to a third party or are not otherwise unavailable as a result of the exercise of a right of first refusal held by a third party or are part of an ongoing or planned development program of Alnylam. Licenses for five of the ten non-exclusive targets - ApoB, PLK1, Ebola, WEE1, and CSN5 - have already been granted, along with an additional license for ALDH2, which has been granted on an exclusive basis. In consideration for this license, the Company has agreed to pay single-digit royalties to Alnylam on product sales and have milestone obligations of up to US$8,500,000 on the non-exclusive licenses (with the exception of TKM-Ebola, which has no milestone obligations). Alnylam no longer has "opt-in" rights to the Company's lead oncology product, TKM-PLK1, so the Company now holds all development and commercialization rights related TKM-PLK1. The Company will have no milestone obligations on the three exclusive licenses. As a result of the settlement of the litigation between the Company and Alnylam, $18,618,043 (US$18,737,966) in a contingent obligation payment to Orrick, Herrington and Sutcliffe LLP ("Orrick"), lead legal counsel for the lawsuit against Alnylam and AlCana, was paid out on December 10, 2012 and recorded as other income (losses).
[2]	Agreements with Talon Therapeutics, Inc. ("Talon", formerly Hana Biosciences, Inc.) and related contingent obligation On May 6, 2006, the Company signed a number of agreements with Talon including the grant of worldwide licenses (the "Talon License Agreement") for three of the Company's chemotherapy products, Marqibo, AlocrestTM (Optisomal Vinorelbine) and BrakivaTM (Optisomal Topotecan). On May 27, 2009, the Talon License Agreement was amended to decrease the size of near-term milestone payments and increase the size of long-term milestone payments. On September 20, 2010, the Talon License Agreement was amended a second time such that Talon paid $5,916,750 (US$5,750,000) in consideration for reducing certain future payments associated with the product candidates. The payment of $5,916,750 was recorded as license amendment revenue. If Talon sublicenses any of the product candidates, the Company is eligible to receive a percentage of any upfront fees or milestone payments received by Talon. The Company had a contingent obligation that arose through a Purchase and Settlement Agreement dated June 20, 2006 whereby the Company retired exchangeable and development notes in exchange for contingent consideration including certain future milestone and royalty payments from Talon. Concurrent with signing the second amendment of the Talon License Agreement the Company signed a Waiver and Release with certain contingent creditors, the "Former Noteholders". The balance of the contingent obligation related to the Talon milestones and royalties immediately prior to signing the Waiver and Release was US$22,835,476. As per the terms of the Waiver and Release, in 2010, the Company paid the Former Noteholders $5,916,750 (US$5,750,000) in full settlement of the contingent obligation and recorded the payment as a loss on the purchase and settlement of the exchangeable and development notes. From the date of the Waiver and Release, the Company has no further obligation to the Former Noteholders and will retain any milestones or royalties received from Talon. On August 9, 2012, the Company announced that Talon had received accelerated approval for Marqibo from the FDA for the treatment of adult patients with Philadelphia chromosome negative acute lymphoblastic leukemia in second or greater relapse or whose disease has progressed following two or more anti-leukemia therapies. Marqibo is a liposomal formulation of the chemotherapy drug vincristine. In the year ended December 31, 2012, the Company received a milestone of $992,000 (US$1,000,000) based on the FDA's approval of Marqibo and will receive royalty payments based on Marqibo's commercial sales. There are no further milestones related to Marqibo but the Company is eligible to receive total milestone payments of up to US$18,000,000 on Alocrest and Brakiva.
[3]	Contract with U.S. Government to develop TKM-Ebola On July 14, 2010, the Company signed a contract with the United States Government to advance TKM-Ebola, an RNAi therapeutic utilizing the Company's lipid nanoparticle technology to treat Ebola virus infection. In the initial phase of the contract, funded as part of the Transformational Medical Technologies program, the Company is eligible to receive up to US$34.7 million. This initial funding is for the development of TKM-Ebola including completion of preclinical development, filing an Investigational New Drug application with the United States Food and Drug Administration ("FDA") and completing a Phase 1 human safety clinical trial. The U.S. Government has the option of extending the contract beyond the initial funding period to support the advancement of TKM-Ebola through to the completion of clinical development and FDA approval. Based on the contract's budget this would provide the Company with up to US$140.0 million in funding for the entire program. Under the contract, the Company is reimbursed for costs incurred, including an allocation of overhead costs, and is paid an incentive fee. At the beginning of the fiscal year the Company estimates its labour and overhead rates for the year ahead. At the end of the year the actual labour and overhead rates are calculated and revenue is adjusted accordingly. The Company's actual labour and overhead rates will differ from its estimated rates based on actual costs incurred and the proportion of the Company's efforts on contracts and internal products versus indirect activities. Within minimum and maximum collars, the amount of incentive fee the Company can earn under the contract varies based on costs incurred versus budgeted costs. Until the Company is able to make a reliable estimate of the final contract costs, only the minimum incentive fee achievable and earned is recognized.On August 6, 2012, the Company announced that it had received a temporary stop-work order from the U.S. Government in respect of this contract. On October 2, 2012, the Company announced that the stop-work order had been lifted and work on the contract resumed. On November 1, 2012, the Company submitted a contract modification request to the U.S. Government in order to integrate recent advancements in the Company's formulation technology. The modification request is currently being negotiated while work is continuing on the contract.
[4]	Bristol-Myers Squibb ("BMS") collaboration On May 10, 2010 the Company announced the expansion of its research collaboration with BMS. Under the new agreement, BMS uses small interfering RNA ("siRNA") molecules formulated by the Company in LNP technology to silence target genes of interest. BMS is conducting the preclinical work to validate the function of certain genes and share the data with the Company. The Company can use the preclinical data to develop RNAi therapeutic drugs against the therapeutic targets of interest. The Company received $3,233,400 (US$3,000,000) from BMS concurrent with the signing of the agreement and recorded the amount as deferred revenue. The Company is required to provide a pre-determined number of LNP batches over the four-year agreement. BMS has a first right to negotiate a licensing agreement on certain RNAi products developed by the Company that evolve from BMS validated gene targets.
[5]	Roche collaboration On May 11, 2009 the Company announced a product development agreement with F. Hoffman-La Roche Ltd (the "Roche Product Development Agreement"). Under the Roche Product Development Agreement Roche was to pay the Company up to US$8,800,000 to support the advancement of each Roche RNAi product candidate using the Company's lipid nanoparticle technology through to the filing of an Investigational New Drug ("IND") application. Under the Roche Product Development Agreement Roche was paying the Company for the provision of staff and for external costs incurred. The Company recognized revenue in proportion to the services provided up to the reporting date by comparing actual hours spent to estimated total hours for each product under the contract. Revenue from external costs incurred on Roche product candidates was recorded in the period that Roche was invoiced for those costs. The difference between service revenue recognized and cash received was recorded in the Company's balance sheet as deferred revenue.On November 17, 2010, Roche announced that, as part of a corporate restructuring, they would discontinue research and development in the field of RNAi. Following the announcement Roche confirmed that, except for completing some product stability studies, they would be discontinuing product development with the Company. The stability studies were completed in 2011 and the Company has no further obligation to Roche.
[6]	Other RNAi collaborators The Company has active research agreements with a number of other RNAi collaborators.

Note 3 - Collaborations, contracts and licensing agreements (Detail) - Deferred collaborations and contracts revenue (CAD)	Dec. 31, 2012		Dec. 31, 2011
Deferred Revenue Current Portion	3,127,629		2,807,898
Deferred Revenue Long-term Portion	718,779		1,690,529
US Government [Member]
Deferred Revenue Current Portion	1,381,922	[1]	1,593,946	[1]
BMS [Member]
Deferred Revenue Current Portion	1,745,707	[2]	1,213,952	[2]
Deferred Revenue Long-term Portion	718,779	[2]	1,690,529	[2]
Total [Member]
Deferred Revenue Current Portion	3,127,629		2,807,898
Deferred Revenue Long-term Portion	3,846,408		4,498,427

[1]	Contract with U.S. Government to develop TKM-Ebola On July 14, 2010, the Company signed a contract with the United States Government to advance TKM-Ebola, an RNAi therapeutic utilizing the Company's lipid nanoparticle technology to treat Ebola virus infection. In the initial phase of the contract, funded as part of the Transformational Medical Technologies program, the Company is eligible to receive up to US$34.7 million. This initial funding is for the development of TKM-Ebola including completion of preclinical development, filing an Investigational New Drug application with the United States Food and Drug Administration ("FDA") and completing a Phase 1 human safety clinical trial. The U.S. Government has the option of extending the contract beyond the initial funding period to support the advancement of TKM-Ebola through to the completion of clinical development and FDA approval. Based on the contract's budget this would provide the Company with up to US$140.0 million in funding for the entire program. Under the contract, the Company is reimbursed for costs incurred, including an allocation of overhead costs, and is paid an incentive fee. At the beginning of the fiscal year the Company estimates its labour and overhead rates for the year ahead. At the end of the year the actual labour and overhead rates are calculated and revenue is adjusted accordingly. The Company's actual labour and overhead rates will differ from its estimated rates based on actual costs incurred and the proportion of the Company's efforts on contracts and internal products versus indirect activities. Within minimum and maximum collars, the amount of incentive fee the Company can earn under the contract varies based on costs incurred versus budgeted costs. Until the Company is able to make a reliable estimate of the final contract costs, only the minimum incentive fee achievable and earned is recognized. On August 6, 2012, the Company announced that it had received a temporary stop-work order from the U.S. Government in respect of this contract. On October 2, 2012, the Company announced that the stop-work order had been lifted and work on the contract resumed. On November 1, 2012, the Company submitted a contract modification request to the U.S. Government in order to integrate recent advancements in the Company's formulation technology. The modification request is currently being negotiated while work is continuing on the contract [any update?].
[2]	Bristol-Myers Squibb ("BMS") collaboration On May 10, 2010 the Company announced the expansion of its research collaboration with BMS. Under the new agreement, BMS use small interfering RNA ("siRNA") molecules formulated by the Company in LNP technology to silence target genes of interest. BMS is conducting the preclinical work to validate the function of certain genes and share the data with the Company. The Company can use the preclinical data to develop RNAi therapeutic drugs against the therapeutic targets of interest. The Company received $3,233,400 (US$3,000,000) from BMS concurrent with the signing of the agreement and recorded the amount as deferred revenue. The Company is required to provide a pre-determined number of LNP batches over the four-year agreement. BMS have a first right to negotiate a licensing agreement on certain RNAi products developed by the Company that evolve from BMS validated gene targets.

Note 4 - Property and equipment (Detail) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Net	1,344,872	2,197,579
Property, Plant and Equipment, Gross	13,121,268	18,684,491
Property Not In Use [Member]
Property, Plant and Equipment, Net	0
Property, Plant and Equipment, Gross	5,574,219

Note 4 - Property and equipment (Detail) - Property and equipment summary (CAD)	Dec. 31, 2012	Dec. 31, 2011
Cost	13,121,268	18,684,491
Accumulated depreciation and impairment	(11,776,396)	(16,486,912)
Net book value	1,344,872	2,197,579
Laboratory Equipment [Member]
Cost	5,110,910	7,688,286
Accumulated depreciation and impairment	(4,763,611)	(6,984,194)
Net book value	347,299	704,092
Leasehold Improvements [Member]
Cost	5,948,003	7,212,104
Accumulated depreciation and impairment	(5,016,316)	(5,976,916)
Net book value	931,687	1,235,188
Computer And Office Equipment [Member]
Cost	1,641,223	3,120,072
Accumulated depreciation and impairment	(1,577,244)	(2,869,622)
Net book value	63,979	250,450
Furniture and Fixtures [Member]
Cost	421,132	664,029
Accumulated depreciation and impairment	(419,225)	(656,180)
Net book value	1,907	7,849

Note 5 - Borrowing Facility (Detail)	1 Months Ended	0 Months Ended	12 Months Ended									12 Months Ended
	Feb. 29, 2012 CAD	Jun. 16, 2011 CAD	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 USD ($)	Dec. 21, 2012	Dec. 31, 2011 USD ($)	Dec. 21, 2011 USD ($)	Dec. 21, 2011 CAD	Dec. 31, 2012 Black-Scholes Aggregate Value [Member] CAD	Dec. 31, 2011 Black-Scholes Aggregate Value [Member] CAD	Dec. 31, 2012 Silicon Valley Bank [Member]	Dec. 31, 2012 Silicon Valley Bank [Member]	Dec. 31, 2011 Silicon Valley Bank [Member]	Dec. 31, 2012 General And Administrative Expenses [Member] CAD	Dec. 31, 2011 General And Administrative Expenses [Member] CAD
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars and Dollars)				3,051,000	$ 3,000,000		$ 3,000,000	$ 3,000,000	3,051,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Issuance Of Common Share Purchase Warrants (in Shares)						54,545
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	924,302		3	3.25		1.65
Warrants and Rights Outstanding (in Dollars)	850,358	742,809	3,994,449	205,044						35,004	35,004
Fair Value Assumptions, Risk Free Interest Rate	1.44%	2.19%	1.24%	1.51%								1.48%
Fair Value Assumptions, Expected Volatility Rate	40.00%	40.00%	40.00%	40.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%									0.00%	0.00%
Fair Value Assumptions, Expected Term	5 years	5 years	7 years	6 years 357 days
Stock Issued During Period, Shares, Other (in Shares)			54,545
Loan Processing Fee (in Dollars)															70,095
(in Dollars)			850,358	742,809												35,004

Note 6 - Share Capital (Detail) (CAD)	1 Months Ended	0 Months Ended	1 Months Ended		11 Months Ended	12 Months Ended
	Feb. 29, 2012	Jun. 16, 2011	Jun. 22, 2011	May 30, 2008	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 21, 2012	Jun. 20, 2012	Dec. 31, 2009
Stock Issued During Period, Shares, New Issues (in Shares)	1,848,601	1,789,900
Sale of Stock, Price Per Share (in Dollars per share)	2.2	2.85
Stock Issued During Period, Value, New Issues	4,066,923	5,101,215				3,038,158	3,882,838
Share Price (in Dollars per share)	2.6	3.35
Proceeds from Issuance of Common Stock		4,545,647				3,841,516	4,545,647
Unit Issuance Cost	225,407	555,568
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		894,950			1,642,956	1,642,956	949,495
Warrants and Rights Outstanding	850,358	742,809			3,994,449	3,994,449	205,044
Fair Value Assumptions, Risk Free Interest Rate	1.44%	2.19%				1.24%	1.51%
Fair Value Assumptions, Expected Volatility Rate	40.00%	40.00%				40.00%	40.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%				0.00%	0.00%
Fair Value Assumptions, Expected Term	5 years	5 years				7 years	6 years 357 days
Proceeds from Issuance of Private Placement	3,841,516
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	924,302				3	3	3.25		1.65
Warrants Exercised (in Shares)					230,841
Proceeds from Warrant Exercises					631,874	631,874
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)					38,644
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)			273,889							550,726
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)					1,315,155	1,315,155	1,015,224	861,549
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)						2.43	0.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value					1,834,841	1,834,841
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)											10.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value					450,330	450,330		175,905			705,885
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value						1,071,548	351,542	468,105
Percentage Of Options Expected To Vest						94.00%
Annual Forfeiture Rate						2.00%
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized					952,149	952,149
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition						15 months
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)				350,457
Investment Options, Exercise Price (in Dollars per share)				0.3
Conversion of Stock, Shares Converted (in Shares)				0.6752
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value							42,615
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)					1,970,145	1,970,145					865,628
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)					422,688	422,688
Original Number Of Shares [Member]
Stock Issued During Period, Shares, Reverse Stock Splits (in Shares)	5
Revised New Common Shares [Member]
Stock Issued During Period, Shares, Reverse Stock Splits (in Shares)	1
Options Expected To Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term						9 years 73 days
Non-Vested Stock Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)					3.69	3.69
Revised New Common Shares [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)				519,073
Protiva Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term						3 years 36 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value					1,457,269	1,457,269
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value						18,929		2,688
Cashless Exercise Provision [Member]
Warrants Exercised (in Shares)					54,545
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
2007 Plan And 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						8 years 73 days	9 years 219 days	6 years 219 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)						4.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term						6 years 109 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			10 years
Issuance Costs Allocated To Shares [Member]
Unit Issuance Cost	178,407	475,568
Issuance Costs Allocated To Warrants [Member]
Unit Issuance Cost	47,000	80,000

Note 6 - Share Capital (Detail) - Summary of Warrant Activity (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 21, 2012	Feb. 29, 2012	Jun. 16, 2011
Common shares purchasable upon exercise of warrants (in Shares)	1,642,956	949,495			894,950
Weighted average exercise price (in Dollars per Item)	3	3.25	1.65	924,302
Range of exercise prices - Low	2.6	1.65
Weighted average remaining contractual life (years)	3.35	3.35
Range of exercise prices - High	3 years 255 days	4 years 219 days
Weighted average remaining contractual life (years) (in Dollars)	3,140,893
Issued [Member]
Common shares purchasable upon exercise of warrants (in Shares)	924,302	949,495
Weighted average exercise price (in Dollars per Item)	2.6	3.25
Range of exercise prices - Low		1.65
Weighted average remaining contractual life (years)	2.6	3.35
Exercised [Member]
Common shares purchasable upon exercise of warrants (in Shares)	(230,841)
Weighted average exercise price (in Dollars per Item)	2.74
Range of exercise prices - Low	1.65
Weighted average remaining contractual life (years)	3.35

Note 6 - Share Capital (Detail) - Black-Scholes Option-Pricing Assumptions (CAD)	1 Months Ended	0 Months Ended	12 Months Ended
	Feb. 29, 2012	Jun. 16, 2011	Dec. 31, 2012	Dec. 31, 2011
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	40.00%	40.00%	40.00%	40.00%
Risk-free interest rate	1.44%	2.19%	1.24%	1.51%
Expected average term (years)	5 years	5 years	7 years	6 years 357 days
Fair value of warrants outstanding (in Dollars per share)			2.43	0.22
Aggregate fair value of warrants outstanding (in Dollars)	850,358	742,809	3,994,449	205,044

Note 6 - Share Capital (Detail) - Stock Option Activity (CAD)	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Granted [Member]	Dec. 31, 2011 Granted [Member]	Dec. 31, 2010 Granted [Member]	Dec. 31, 2012 Exercised [Member]	Dec. 31, 2011 Exercised [Member]	Dec. 31, 2010 Exercised [Member]	Dec. 31, 2012 Forfeited, Cancelled or Expired [Member]	Dec. 31, 2011 Forfeited, Cancelled or Expired [Member]	Dec. 31, 2010 Forfeited, Cancelled or Expired [Member]	Dec. 31, 2012 Total [Member]	Dec. 31, 2011 Total [Member]	Dec. 31, 2010 Total [Member]
Number of optioned common shares	1,970,145		865,628	326,300	403,100	275,225	(28,417)	(1,667)	(9,548)	(62,355)	(71,547)	(47,873)	1,648,846	1,413,318	1,083,432
Weighted average exercise price (in Dollars per share)			10.1	4.16	2.14	4.4	2.34	1.5	3.63	21.27	27.42	27.38	4.54	5.32	7.95
Aggregate intrinsic value (in Dollars)	450,330	175,905	705,885				81,545	1,330	29,320				2,299,512	1,800	756,628

Note 6 - Share Capital (Detail) - Stock Options Outstanding (CAD)	Dec. 31, 2009	Dec. 31, 2012 Exercise Price 1.50 To 1.90 [Member] Outstanding [Member]	Dec. 31, 2012 Exercise Price 1.50 To 1.90 [Member] Exercisable [Member]	Dec. 31, 2012 Exercise Price 1.50 To 1.90 [Member]	Dec. 31, 2012 Exercise Price 2.10 To 2.60 [Member] Outstanding [Member]	Dec. 31, 2012 Exercise Price 2.10 To 2.60 [Member] Exercisable [Member]	Dec. 31, 2012 Exercise Price 2.10 To 2.60 [Member]	Dec. 31, 2012 Exercise Price 3.00 To 3.10 [Member] Outstanding [Member]	Dec. 31, 2012 Exercise Price 3.00 To 3.10 [Member] Exercisable [Member]	Dec. 31, 2012 Exercise Price 3.00 To 3.10 [Member]	Dec. 31, 2012 Exercise Price 3.73 To 3.85 [Member] Outstanding [Member]	Dec. 31, 2012 Exercise Price 3.73 To 3.85 [Member] Exercisable [Member]	Dec. 31, 2012 Exercise Price 3.73 To 3.85 [Member]	Dec. 31, 2012 Exercise Price 4.60 To 5.15 [Member] Outstanding [Member]	Dec. 31, 2012 Exercise Price 4.60 To 5.15 [Member] Exercisable [Member]	Dec. 31, 2012 Exercise Price 4.60 To 5.15 [Member]	Dec. 31, 2012 Exercise Price 5.35 To 5.60 [Member] Outstanding [Member]	Dec. 31, 2012 Exercise Price 5.35 To 5.60 [Member] Exercisable [Member]	Dec. 31, 2012 Exercise Price 5.35 To 5.60 [Member]	Dec. 31, 2012 Exercise Price 5.90 To 11.60 [Member] Outstanding [Member]	Dec. 31, 2012 Exercise Price 5.90 To 11.60 [Member] Exercisable [Member]	Dec. 31, 2012 Exercise Price 5.90 To 11.60 [Member]	Dec. 31, 2012 Exercise Price 49.20 To 69.00 [Member] Outstanding [Member]	Dec. 31, 2012 Exercise Price 49.20 To 69.00 [Member] Exercisable [Member]	Dec. 31, 2012 Exercise Price 49.20 To 69.00 [Member]	Dec. 31, 2012 Exercise Price 1.50 To 69.00 [Member] Outstanding [Member]	Dec. 31, 2012 Exercise Price 1.50 To 69.00 [Member] Exercisable [Member]	Dec. 31, 2012 Exercise Price 1.50 To 69.00 [Member]
Range of Exercise prices - Low				1.5			2.1			3			3.73			4.6			5.35			5.9			49.2			1.5
Range of Exercise prices - High				1.9			2.6			3.1			3.85			5.15			5.6			11.6			69			69
Number of options outstanding (in Shares)		296,450			316,000			129,525			176,550			321,565			270,041			117,465			21,250			1,648,846
Weighted average remaining contractual life (years)		7 years 219 days			8 years 292 days			3 years 73 days			7 years 36 days			8 years 328 days			4 years 292 days			4 years 109 days			328 days			6 years 328 days
Weighted average exercise price	10.1	1.71			2.3			3.03			3.85			5			5.56			7.08			58			4.54
Number of options exercisable (in Shares)			232,950			241,375			129,525			142,688			164,924			270,040			112,403			21,250			1,315,155
Weighted average exercise price			1.71			2.37			3.03			3.85			4.88			5.56			7.03			58			4.75

Note 6 - Share Capital (Detail) - Non-Vested Stock Option Activity (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 30, 2011
Non-vested at December 31, 2011		398,094
Non-vested at December 31, 2011 (in Dollars per share)		2.51
Options granted	326,300
Options granted (in Dollars per share)	4.16
Options vested	(372,128)
Options vested (in Dollars per share)	2.88
Non-vested options forfeited	(18,575)
Non-vested options forfeited (in Dollars per share)	2.72
Non-vested at December 31, 2012	333,691	398,094
Non-vested at December 31, 2012 (in Dollars per share)	3.38	2.51

Note 6 - Share Capital (Detail) - Weighted Average Option Pricing Assumptions (CAD)	1 Months Ended	12 Months Ended
	Jun. 22, 2011	Dec. 31, 2012	Dec. 31, 2012 2007 Plan And 2011 Plan [Member]	Dec. 31, 2011 2007 Plan And 2011 Plan [Member]	Dec. 31, 2010 2007 Plan And 2011 Plan [Member]
Dividend yield			0.00%	0.00%	0.00%
Expected volatility			120.40%	116.26%	116.90%
Risk-free interest rate			1.56%	2.51%	2.60%
Expected average option term (years)	10 years		8 years 73 days	9 years 219 days	6 years 219 days
Fair value of options granted (in Dollars per share)		4.16	3.83	2	3.82

Note 6 - Share Capital (Detail) - Location Of Expenses for Stock-Based Compensation (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research, development, collaborations and contracts expenses	18,031,718	19,898,969	22,133,983
General and administrative expenses	8,135,528	6,312,487	4,780,745
Total	981,656	626,119	650,620
2007 Plan And 2011 Plan [Member]
Research, development, collaborations and contracts expenses	771,869	494,634	533,508
General and administrative expenses	209,787	131,485	117,112

Note 6 - Share Capital (Detail) - Outstanding Options Under the Protiva Option Plan (CAD)	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2009 EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member] Beginning Balance [Member]	Dec. 31, 2012 EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member] Exercised [Member]	Dec. 31, 2011 EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member] Exercised [Member]	Dec. 31, 2010 EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member] Exercised [Member]	Dec. 31, 2012 EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member] Total [Member]	Dec. 31, 2011 EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member] Total [Member]	Dec. 31, 2010 EquivalentNumberOfCompanyCommonSharesMember Protiva Share Options [Member] Total [Member]	Dec. 31, 2009 Protiva Share Options [Member] Beginning Balance [Member]	Dec. 31, 2012 Protiva Share Options [Member] Exercised [Member]	Dec. 31, 2011 Protiva Share Options [Member] Exercised [Member]	Dec. 31, 2010 Protiva Share Options [Member] Exercised [Member]	Dec. 31, 2012 Protiva Share Options [Member] Total [Member]	Dec. 31, 2011 Protiva Share Options [Member] Total [Member]	Dec. 31, 2010 Protiva Share Options [Member] Total [Member]	Dec. 31, 2012 Exercised [Member]	Dec. 31, 2011 Exercised [Member]	Dec. 31, 2010 Exercised [Member]	Dec. 31, 2012 Forfeited, Cancelled or Expired [Member]	Dec. 31, 2011 Forfeited, Cancelled or Expired [Member]	Dec. 31, 2010 Forfeited, Cancelled or Expired [Member]	Dec. 31, 2012 Total [Member]	Dec. 31, 2011 Total [Member]	Dec. 31, 2010 Total [Member]
Number of Protiva Options	1,970,145	865,628	350,457	(10,218)	(18,366)	(574)	321,299	331,517	349,883	519,073	(15,135)	(27,202)	(850)	475,885	491,020	518,223	(28,417)	(1,667)	(9,548)	(62,355)	(71,547)	(47,873)	1,648,846	1,413,318	1,083,432
Equivalent number of Company common shares	1,970,145	865,628	350,457	(10,218)	(18,366)	(574)	321,299	331,517	349,883	519,073	(15,135)	(27,202)	(850)	475,885	491,020	518,223	(28,417)	(1,667)	(9,548)	(62,355)	(71,547)	(47,873)	1,648,846	1,413,318	1,083,432
Weighted average exercise price (in Dollars per share)		10.1								0.3	0.3	0.3	0.3	0.3	0.3	0.3	2.34	1.5	3.63	21.27	27.42	27.38	4.54	5.32	7.95

Note 7 - Government Grants and Refundable Investment Tax Credits (Detail) (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenue from Grants		191,194
Investment Tax Credit	20,905	196,556

Note 8 - Income taxes - outstanding (Detail) (CAD)	1 Months Ended	12 Months Ended
	Nov. 23, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate		17.50%	26.50%	28.50%
Deferred Tax Assets, Operating Loss Carryforwards		4,538,000	4,438,000
Patent Tax Refund Percentage	75.00%
Proceeds from Income Tax Refunds		321,207	102,464	36,613
Maximum [Member]
Proceeds from Income Tax Refunds	8,000,000
Investment Tax Credit Carryforward [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		5,861,202	11,093,450
Deferred Tax Assets, Operating Loss Carryforwards, State and Local		1,904,908	5,500,315
Research Tax Credit Carryforward [Member]
Deferred Tax Assets, Operating Loss Carryforwards		48,111,776	50,575,034
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		21,348,573	19,037,156

Note 8 - Income taxes - outstanding (Detail) - Income Tax Reconciliation (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computed taxes (recoveries) at Canadian federal and provincial tax rates	7,448,281	(2,633,285)	(3,538,412)
Differences due to change in enacted tax rates	777,000	712,236
Difference due to change in tax rate on opening deferred taxes	2,623,000	3,427,057
Permanent and other differences	2,191,116	143,992	1,409,918
Change in valuation allowance	(2,503,000)	(1,650,000)	2,880,000
Utilization of investment tax credits	(10,536,397)
Utilization of non-capital loss carryforwards			(751,506)

Note 8 - Income taxes - outstanding (Detail) - Deferred Tax Assets (CAD)	Dec. 31, 2012	Dec. 31, 2011
Non-capital loss carryforwards	4,538,000	4,438,000
Research and development deductions	8,540,000	9,295,000
Book amortization in excess of tax	1,925,000	2,779,000
Share issue costs	(26,000)	45,000
Warrant liability	724,000	65,000
Revenue recognized for tax purposes in excess of revenue recognized for accounting purposes		1,125,000
Tax value in excess of accounting value in lease inducements	8,000	49,000
Accounting value in excess of tax value in intangible assets	371,000	49,000
Provincial investment tax credits	303,000	973,000
Total deferred tax assets	16,383,000	18,818,000
Valuation allowance	(16,383,000)	(18,818,000)

Note 9 - Contingencies and commitments (Detail)	1 Months Ended	2 Months Ended		12 Months Ended								12 Months Ended
	Mar. 31, 2004 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Jul. 14, 2010 USD ($)	May 11, 2009 USD ($)	Dec. 31, 2012 Up-front Payment Arrangement [Member] USD ($)	Dec. 31, 2012 Up-front Payment Arrangement [Member] CAD	Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2012 Research and Development [Member] USD ($)	Dec. 31, 2012 Research and Development [Member] CAD	Mar. 25, 2008 Protiva [Member] USD ($)	Mar. 25, 2008 Merck [Member] USD ($)
Operating Leases, Rent Expense, Net						936,760		933,528	931,606
Operating Leases, Income Statement, Sublease Revenue						171,923		194,281	194,281
Percent of Costs Funded by TPC	27.00%
Maximum Contribution for Product	9,329,912
Cumulative Contribution for Product						3,701,571
Dividends Payable (in Dollars)																	12,000,000
Potential Contract Funding Amount (in Dollars)										34,700,000	8,800,000							12,000,000
License Costs		300,000	298,080		8,500,000	1,492,350	100,000	97,940						1,300,000	450,000	447,780
License Costs (in Dollars)		300,000	298,080		8,500,000	1,492,350	100,000	97,940						1,300,000	450,000	447,780
Milestone Payment (in Dollars)					3,250,000									12,700,000
Upfront Fee				$ 200,000								$ 300,000	298,098

Note 9 - Contingencies and commitments (Detail) - Minimum Commitment for Rent and Estimated Operating Costs (CAD)	Dec. 31, 2012
Year ended December 31, 2013	1,285,000
Year ended December 31, 2014	750,000
2,035,000

Note 10 - Concentrations of business risk (Detail)	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 US Government [Member] Accounts Receivable [Member]	Dec. 31, 2011 US Government [Member] Accounts Receivable [Member]	Dec. 31, 2012 US Government [Member] CAD	Dec. 31, 2011 US Government [Member] CAD	Nov. 30, 2012 Foreign Exchange Forward [Member] USD ($)
Accounts Receivable, Net	1,069,437	880,693			947,802	747,720
Concentration Risk, Percentage			89.00%	85.00%
Forward Exchange Contract (in Dollars)							$ 45,000,000

Note 10 - Concentrations of business risk (Detail) - Net Liquidity of the Company	12 Months Ended
	Dec. 31, 2011 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 21, 2011 USD ($)	Dec. 21, 2011 CAD
Cash, cash equivalents and short term investments	9,184,134		46,785,518
Debt facility available (US$3,000,000)	3,051,000	3,000,000		3,000,000	3,000,000	3,051,000
Less: Debt facility repayments in first 12 months	(1,135,000)
Less: Accounts payable and accrued liabilities	(3,972,551)		(3,776,287)
	7,127,583		43,009,231

Note 10 - Concentrations of business risk (Detail) - Net Liquidity of the Company (Parentheticals)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 21, 2011 USD ($)	Dec. 21, 2011 CAD
Debt facility available in US dolalrs	$ 3,000,000	$ 3,000,000	3,051,000	$ 3,000,000	3,051,000

Note 10 - Concentrations of business risk (Detail) - Foreign Currency Exposure (CAD)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	46,785,518	9,184,134	12,346,010	24,397,740
Accounts receivable	1,069,437	880,693
Accrued revenue	2,361,836	185,356
Accounts payable and accrued liabilities	3,776,287	3,972,551
Foreign Currency Exposure [Member]
Cash and cash equivalents	149,058	1,259,029
Accounts receivable	1,025,306	780,176
Accrued revenue	2,361,836	185,356
Accounts payable and accrued liabilities	(2,969,454)	(2,365,191)
Total [Member]
	566,746	(325,986)

Note 11 - Supplementary information (Detail) - Accounts Payable and Accrued Liabilities (CAD)	Dec. 31, 2012	Dec. 31, 2011
Trade accounts payable	801,701	1,284,737
Accrued Liabilities, Other	342,193	555,934
	3,776,287	3,972,551
Research and Development Accruals [Member]
Accrued Liabilities, Other	308,917	228,942
License Fee Accruals [Member]
Accrued Liabilities, Other	1,641,585
Professional Fee Accruals [Member]
Accrued Liabilities, Other	599,058	1,669,838
Restructuring Cost Accruals [Member]
Accrued Liabilities, Other	34,999	36,134
Deferred Lease Inducements [Member]
Accrued Liabilities, Other	47,834	196,966